   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 17, 2001


                                                 Registration No. 333-10805
                                                 Registration No. 811-07785
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                -------------

                                   FORM N-4

                         REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933

                     (GROUP VARIABLE ANNUITY I,II, & III)


                         Pre-Effective Amendment No.

                        Post-Effective Amendment No. 9               [X]

                                   AND/OR

                         REGISTRATION STATEMENT UNDER

                      THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 20                         [X]

                                -------------

                             LINCOLN LIFE & ANNUITY
                          VARIABLE ANNUITY ACCOUNT L
                          (Exact Name of Registrant)
                  LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)
                        120 Madison Street, Suite 1700
                           Syracuse, New York  13202
             (Address of Depositor's Principal Executive Offices)

      DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:  1-800-893-7168

                          Robert O. Sheppard, Esquire
                  Lincoln Life & Annuity Company of New York
                        120 Madison Street, Suite 1700
                           Syracuse, New York 13202
               (Name and Complete Address of Agent for Service)

                                 Copy to:

                          Brian M. Burke, Esquire

                The Lincoln National Life Insurance Company
                           1300 S. Clinton Street
                                P.O. Box 1110
                            Fort Wayne, IN 46802

It is proposed that this filing will become effective (check appropriate box)



     [_] immediately upon filing pursuant to paragraph (b) of Rule 485


     [X] on May 1, 2001, pursuant to paragraph (b) of Rule 485


     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


     [_] on          pursuant to paragraph (a)(1) of Rule 485
           ----------

If appropriate, check the following box:


     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of securities being registered:
    Interests in a separate account under group variable annuity contracts.

Pursuant to Rule 429 under the Securities Act of 1933, as amended, the prospectus and statement of additional information included herein also relate to the registrant's registration statements on Form N-4 (File No. 333-10863 and File No. 333-10861).

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L
GROUP VARIABLE ANNUITY CONTRACTS I, II, & III


Servicing Office:           Home Office:
Lincoln Life & Annuity      Lincoln Life & Annuity
Company of New York         Company of New York
P.O. Box 9737               120 Madison Street, Suite
Portland, ME 04104-5037     1700
(800) 893-7168              Syracuse, NY 13202
                            www.LincolnLife-NY.com



This Prospectus describes group annuity contracts and individual certificates issued by Lincoln Life & Annuity Company of New York (LNY), a subsidiary of The Lincoln National Life Insurance Company (LINCOLN LIFE). They are for use with qualified and non-qualified retirement PLANS. Generally, neither the CONTRACTOWNER nor the individual PARTICIPANT pays federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate ACCOUNT VALUE and, as permitted by the plan for which the CONTRACTOWNER purchases the contract, to provide retirement income that a PARTICIPANT cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If a PARTICIPANT dies before the ANNUITY COMMENCEMENT DATE, we pay the BENEFICIARY or the plan a DEATH BENEFIT.


If the CONTRACTOWNER gives certain rights to PLAN PARTICIPANTS, we issue active life certificates to them. PARTICIPANTS choose whether ACCOUNT VALUE accumulates on a variable or a fixed (guaranteed) basis or both. If a PARTICIPANT allocates contributions to the fixed account, we guarantee principal and a minimum interest rate.

All CONTRIBUTIONS for benefits on a variable basis will be placed in Lincoln Life & Annuity Variable Annuity Account L (VARIABLE ANNUITY ACCOUNT [VAA]). The VAA is a segregated investment account of LNY. If a PARTICIPANT puts all or some CONTRIBUTIONS into one or more of the contract's SUBACCOUNTS, the PARTICIPANT takes all the investment risk on the ACCOUNT VALUE and the retirement income. If the selected SUBACCOUNTS make money, ACCOUNT VALUE goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the selected SUBACCOUNTS. WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR THEIR FUNDS WILL PERFORM. ALSO, NEITHER THE U.S. GOVERNMENT NOR ANY FEDERAL AGENCY INSURES OR GUARANTEES INVESTMENT IN THE CONTRACT.


The available SUBACCOUNTS, and the funds in which they invest, are listed below. The CONTRACTOWNER decides which of these SUBACCOUNTS are available under the contract for PARTICIPANT allocations. For more information about the investment objectives, policies and risks of the funds please refer to the Prospectuses for the funds.



AFIS Growth Account
  American Funds Insurance Series (AFIS)
  Growth Fund Class 2


AFIS International Account
  American Funds Insurance Series (AFIS)
  International Fund Class 2


AMT Mid-Cap Growth Account
  Neuberger Berman Advisors Management Trust
  (AMT) Mid-Cap Growth Portfolio


Asset Manager Account
  Fidelity Variable Insurance Products
  Asset Manager Portfolio Initial Class


AVP Growth Account
  Alliance Variable Products Series Fund (AVP)
  Growth Portfolio Class B


AVP Technology Account
  Alliance Variable Products Series Fund (AVP)Technology Portfolio Class B


Balanced Account
  American Century Variable Portfolios, Inc.
  Balanced Fund


Capital Appreciation Account
  Lincoln National Capital Appreciation Fund


DGPF Real Estate Account
  Delaware Group Premium Fund (DGPF)
  REIT Series Service Class


DGPF Trend Account
  Delaware Group Premium Fund (DGPF)
  Trend Series Service Class


Equity-Income Account
  Fidelity Variable Insurance Products
  Equity-Income Portfolio Initial Class


Global Growth Account
  Janus Aspen Series Worldwide
  Growth Portfolio Institutional Shares


Growth I Account
  Fidelity Variable Insurance Products
  Growth Portfolio Initial Class


Growth and Income Account
  Lincoln National Growth and Income Fund


Index Account
  Dreyfus Stock Index Fund Initial Class


International Stock Account
  T. Rowe Price International Stock Portfolio


Mid Cap Growth I Account
  Lincoln National Aggressive Growth Fund


Mid Cap Value Account
  Neuberger Berman Advisors Management Trust
  (AMT) Partners Portfolio


Small Cap Account
  Dreyfus Variable Insurance Fund
  Small Cap Portfolio Initial Shares


Small Cap Growth Account
  Baron Capital Asset Fund Insurance Shares


Social Awareness Account
  Lincoln National Social Awareness Fund


VIP Contrafund Account
  Fidelity Variable Insurance Products
  Contrafund Portfolio Service Class 2


This Prospectus gives you information about the contracts and certificates that CONTRACTOWNERS and PARTICIPANTS should know before investing. Please review the Prospectuses for the funds, and keep them for reference.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE AND COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


A Statement of Additional Information (SAI), dated the same date as this Prospectus, has more information about the contracts and certificates. Its terms are made part of this Prospectus. For a free copy, write: Lincoln Life & Annuity Company of New York, Servicing Office, P.O. Box 9737, Portland, ME 04104-5037, or call 1-800-893-7168. The SAI and other information about LNY and Account L are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.



May 1, 2001

TABLE OF CONTENTS



                                        PAGE
--------------------------------------------
Special terms                             2
--------------------------------------------
Expense tables                            3
--------------------------------------------
Summary                                   6
--------------------------------------------
Condensed financial information           7
--------------------------------------------
Investment results                        9
--------------------------------------------
Financial statements                      9
--------------------------------------------
Lincoln Life & Annuity Company of
New York                                  9
--------------------------------------------
Fixed side of the contract                9
--------------------------------------------
Variable annuity account (VAA)            9
--------------------------------------------
Investments of the VAA                   10
--------------------------------------------
Charges and other deductions             13
--------------------------------------------



--------------------------------------------
                                        PAGE

The contracts                            15
--------------------------------------------
Annuity payouts                          20
--------------------------------------------
Federal tax matters                      21
--------------------------------------------
Voting rights                            23
--------------------------------------------
Distribution of the contracts            23
--------------------------------------------
Return privilege                         24
--------------------------------------------
State regulation                         24
--------------------------------------------
Records and reports                      24
--------------------------------------------
Other information                        24
--------------------------------------------
Group Variable Annuity Contracts I,
II, & III Statement of Additional
Information
Table of contents                        25
--------------------------------------------


SPECIAL TERMS

ACCOUNT OR VARIABLE ANNUITY ACCOUNT (VAA) -- The segregated investment account, Account L, into which LNY sets aside and invests the assets for the variable side of the contracts offered in this Prospectus.

ACCOUNT VALUE -- At a given time before the ANNUITY COMMENCEMENT DATE, the value of all ACCUMULATION UNITS for a contract plus the value of the fixed side of the contract.


ACCUMULATION UNIT -- A measure used to calculate ACCOUNT VALUE for the variable side of the contract.


ANNUITANT -- The person on whose life the annuity benefit payments made after an ANNUITY COMMENCEMENT DATE are based.


ANNUITY COMMENCEMENT DATE -- The date on which LNY makes the first ANNUITY PAYOUT to the annuitant.


ANNUITY PAYOUT -- An amount paid at regular intervals after the ANNUITY COMMENCEMENT DATE under one of several options available to the ANNUITANT and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

ANNUITY UNIT -- A measure used to calculate the amount of each ANNUITY PAYOUT for the variable side of the contract after an ANNUITY COMMENCEMENT DATE.


BENEFICIARY -- The person the PARTICIPANT chooses to receive any DEATH BENEFIT paid if the PARTICIPANT dies before the ANNUITY COMMENCEMENT DATE.


CONTRACTOWNER -- The party named on the group annuity contract (for example, an employer, a retirement plan trust, an association, or other entity allowed by law).

CONTRIBUTIONS -- Amounts paid into the contract.

DEATH BENEFIT -- An amount payable to a designated BENEFICIARY if a PARTICIPANT dies before his or her annuity commencement date.

LNY (we, us, our) -- Lincoln Life & Annuity Company of New York.

PARTICIPANT -- An employee or other person affiliated with the CONTRACTOWNER on whose behalf we maintain an account under the contract.


PARTICIPATION YEAR -- A 12 month period starting with the date we receive the first CONTRIBUTION on behalf of a PARTICIPANT and on each anniversary after that.


PLAN -- The retirement program that an employer offers to its employees for which a contract is used to accumulate funds.

SUBACCOUNT -- The portion of the VAA that reflects investments in accumulation and ANNUITY UNITS of a class of a particular fund available under the contracts. There is a separate SUBACCOUNT which corresponds to each fund.

VALUATION DATE -- Each day the New York Stock Exchange (NYSE) is open for trading.


VALUATION PERIOD -- The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (VALUATION
DATE) and ending at the close of such trading on the next VALUATION DATE.

EXPENSE TABLES


CONTRACTOWNER TRANSACTION EXPENSES FOR GVA I, II, & III

The maximum surrender charge (contingent deferred sales
charge) as a percentage of the gross withdrawal amount:       GVA I  GVA II  GVA III
                                                               5%      6%     None

For all GVA I contracts, and for GVA II contracts that are subject to ERISA, the surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal.

CONTRACT FEES FOR GVA I, II, & III
Annual administration charge (per participant): $25
Systematic withdrawal option fee: $30

The annual administration charge may be paid by an employer on behalf of PARTICIPANTS. It is not charged during the annuity period.


We may reduce or waive these charges in certain situations. See "Charges and Other Deductions."



ACCOUNT L ANNUAL EXPENSES FOR GVA I, II, & III SUBACCOUNTS:
(as a percentage of average account value):
Mortality and expense risk charge: 1.00%



ANNUAL EXPENSES OF THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 2000:


(as a percentage of each fund's average net assets):


                                               MANAGEMENT             12B-1             OTHER                 TOTAL
                                               FEES            +      FEES       +      EXPENSES       =      EXPENSES
-----------------------------------------------------------------------------------------------------------------------
 1.  AVP Growth Class B                        0.75%                  0.25%             0.08%                 1.08%
-----------------------------------------------------------------------------------------------------------------------
 2.  AVP Technology Class B(1)                 1.00                   0.25              0.08                  1.33
-----------------------------------------------------------------------------------------------------------------------
 3.  American Century VP Balanced              0.90                   0.00              0.00                  0.90
-----------------------------------------------------------------------------------------------------------------------
 4.  AFIS Growth Class 2                       0.36                   0.25              0.02                  0.63
-----------------------------------------------------------------------------------------------------------------------
 5.  AFIS International Class 2                0.54                   0.25              0.05                  0.84
-----------------------------------------------------------------------------------------------------------------------
 6.  Baron Capital Asset Insurance Shares(2)*  0.84                   0.25              0.41                  1.50
-----------------------------------------------------------------------------------------------------------------------
 7.  DGPF Real Estate Service Class(3)*        0.54                   0.15              0.31                  1.00
-----------------------------------------------------------------------------------------------------------------------
 8.  DGPF Trend Service Class(4)*              0.74                   0.15              0.11                  1.00
-----------------------------------------------------------------------------------------------------------------------
 9.  Dreyfus Stock Index Initial Shares        0.25                   0.00              0.01                  0.26
-----------------------------------------------------------------------------------------------------------------------
10.  Dreyfus VIF: Small Cap Initial Shares     0.75                   0.00              0.03                  0.78
-----------------------------------------------------------------------------------------------------------------------
11.  Fidelity VIP Growth Initial Class(5)*     0.57                   0.00              0.08                  0.65
-----------------------------------------------------------------------------------------------------------------------
12.  Fidelity VIP Equity Income Initial
     Class(5)*                                 0.48                   0.00              0.08                  0.56
-----------------------------------------------------------------------------------------------------------------------
13.  Fidelity VIP -- Asset Manager Initial
     Class                                     0.53                   0.00              0.08                  0.61
-----------------------------------------------------------------------------------------------------------------------
14.  Fidelity VIP Contrafund Service
     Class-2(5)*                               0.57                   0.25              0.10                  0.92
-----------------------------------------------------------------------------------------------------------------------
15.  Janus Aspen Series: Worldwide Growth
     Institutional Shares                      0.65                   0.00              0.04                  0.69
-----------------------------------------------------------------------------------------------------------------------
16.  Lincoln National Aggressive Growth        0.70                   0.00              0.08                  0.78
-----------------------------------------------------------------------------------------------------------------------
17.  Lincoln National Capital Appreciation     0.71                   0.00              0.05                  0.76
-----------------------------------------------------------------------------------------------------------------------
18.  Lincoln National Growth and Income        0.31                   0.00              0.05                  0.36
-----------------------------------------------------------------------------------------------------------------------
19.  Lincoln National Social Awareness         0.33                   0.00              0.05                  0.38
-----------------------------------------------------------------------------------------------------------------------
20.  Neuberger Berman AMT: Mid-Cap Growth      0.84                   0.00              0.14                  0.98
-----------------------------------------------------------------------------------------------------------------------
21.  Neuberger Berman AMT:Partners             0.82                   0.00              0.10                  0.92
-----------------------------------------------------------------------------------------------------------------------
22.  T. Rowe Price International Portfolio     1.05                   0.00              0.00                  1.05
-----------------------------------------------------------------------------------------------------------------------



* After waivers and/or reimbursements.

VOLUNTARY FEE REIMBURSEMENTS:



THE FOLLOWING FUNDS VOLUNTARILY WAIVE EXPENSES TO THE EXTENT NECESSARY TO NOT EXCEED A MAXIMUM TOTAL EXPENSE RATIO.



(1) For the period January 1, 2000 through April 30, 2000, the Adviser waived and/or reimbursed certain expenses of the Technology Portfolio. This waiver/reimbursement is no longer in effect. With the waiver/reimbursement, the Management Fees, 12b-1 Fees, Other expenses and Total Expenses of the Technology Portfolio were 0.99%, 0.25%, 0.07% and 1.31% respectively.



(3) Effective May 1, 2001 through October 31, 2001, Delaware Management Company ("DMC") has voluntarily agreed to waive its management fee and reimburse the Series for expenses such that total expenses (excluding any taxes, interest, brokerage fee, extraordinary expenses and 12b-1 fees) will not exceed 0.85% for REIT. Without such an arrangement total operating expense for the Series would have been 1.21% for REIT. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).



(4) Effective May 1, 2001 through October 31, 2001, Delaware Management Company ("DMC") has voluntarily agreed to waive its management fee and reimburse the Series for expenses such that total expenses (excluding any taxes, interest, brokerage fee, extraordinary expenses and 12b-1 fees) will not exceed 0.85% for Trend. Without such an arrangement total operating expense for the Series would have been 1.01% for Trend. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).



CONTRACTUAL FEE REIMBURSEMENTS:



THE FOLLOWING FUNDS CONTRACTUALLY WAIVE THE MANAGEMENT FEE TO THE EXTENT NECESSARY TO NOT EXCEED A MAXIMUM TOTAL EXPENSE RATIO.



(2) The Advisor is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 2000 through December 31, 2000 would have been 1.66%.



(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund expenses for details.


EXAMPLES

(expenses of the SUBACCOUNT and the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                       GVA I                              GVA II*                             GVA III
                         ----------------------------------  ----------------------------------  ----------------------------------
                         1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
 1.  AFIS Growth
     Account              $68      107      148       208      79      118      160       279      17       54       93       201
-----------------------------------------------------------------------------------------------------------------------------------
 2.  AFIS International
     Account              $70      113      158       230      81      124      171       300      19       60      103       224
-----------------------------------------------------------------------------------------------------------------------------------
 3.  AMT Mid-Cap Growth
     Account              $72      117      165       245      82      128      177       313      21       64      111       239
-----------------------------------------------------------------------------------------------------------------------------------
 4.  Asset Manager
     Account              $68      106      147       206      79      118      159       277      17       53       92       199
-----------------------------------------------------------------------------------------------------------------------------------
 5.  AVP Growth Account   $73      120      170       255      83      131      182       323      22       67      116       249
-----------------------------------------------------------------------------------------------------------------------------------
 6.  AVP Technology
     Account              $75      127      182       280      85      138      194       346      24       74      127       274
-----------------------------------------------------------------------------------------------------------------------------------
 7.  Balanced Account     $71      115      161       236      81      126      173       305      20       62      107       230
-----------------------------------------------------------------------------------------------------------------------------------
 8.  Capital
     Appreciation
     Account              $70      111      154       222      80      122      167       292      19       58       99       215
-----------------------------------------------------------------------------------------------------------------------------------
 9.  DGPF Real Estate
     Account              $72      118      166       247      82      129      178       315      21       65      112       241
-----------------------------------------------------------------------------------------------------------------------------------
10.  DGPF Trend Account   $72      118      166       247      82      129      178       315      21       65      112       241
-----------------------------------------------------------------------------------------------------------------------------------
11.  Equity Income
     Account              $68      105      144       200      78      116      157       272      17       52       89       194
-----------------------------------------------------------------------------------------------------------------------------------
12.  Global Growth
     Account              $69      109      151       214      79      120      163       285      18       56       96       208
-----------------------------------------------------------------------------------------------------------------------------------
13.  Growth I Account     $69      107      149       210      79      119      161       281      18       54       94       204
-----------------------------------------------------------------------------------------------------------------------------------
14.  Growth & Income
     Account              $66       99      135       178      76      110      147       251      15       45       78       172
-----------------------------------------------------------------------------------------------------------------------------------
15.  Index Account        $65       96      130       167      75      107      142       241      14       42       73       161
-----------------------------------------------------------------------------------------------------------------------------------
16.  International
     Account              $72      119      168       252      83      130      181       320      22       67      114       246
-----------------------------------------------------------------------------------------------------------------------------------
17.  Mid Cap Growth I
     Account              $70      111      155       224      80      123      168       294      19       58      100       218
-----------------------------------------------------------------------------------------------------------------------------------
18.  Mid Cap Value
     Account              $71      115      162       238      82      127      174       307      20       63      108       232
-----------------------------------------------------------------------------------------------------------------------------------
19.  Small Cap Account    $70      111      155       224      80      123      168       294      19       58      100       218
-----------------------------------------------------------------------------------------------------------------------------------
20.  Small Cap Growth
     Account              $77      132      190       297      87      143      202       362      26       80      137       291
-----------------------------------------------------------------------------------------------------------------------------------
21.  Social Awareness
     Account              $66       99      136       181      76      111      148       253      15       46       80       174
-----------------------------------------------------------------------------------------------------------------------------------
22.  VIP Contrafund
     Account              $71      115      162       238      82      127      174       307      20       63      108       232
-----------------------------------------------------------------------------------------------------------------------------------



* Examples shown may be less for GVA II contracts subject to ERISA.

If you do not surrender your contract or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:



                                    GVA I                              GVA II*                             GVA III
                      ----------------------------------  ----------------------------------  ----------------------------------
                      1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
 1.  AFIS Growth
     Account           $17       52       89       194      17       52       90       195      17       54       93       201
--------------------------------------------------------------------------------------------------------------------------------
 2.  AFIS
     International
     Account           $19       58      100       216      19       58      100       218      19       60      103       224
--------------------------------------------------------------------------------------------------------------------------------
 3.  AMT Mid-Cap
     Growth Account    $20       62      107       231      20       63      108       233      21       64      111       239
--------------------------------------------------------------------------------------------------------------------------------
 4.  Asset Manager
     Account           $16       51       88       192      17       51       89       193      17       53       92       199
--------------------------------------------------------------------------------------------------------------------------------
 5.  AVP Growth
     Account           $21       65      112       242      21       66      113       243      22       67      116       249
--------------------------------------------------------------------------------------------------------------------------------
 6.  AVP Technology
     Account           $24       73      125       267      24       73      125       268      24       75      128       274
--------------------------------------------------------------------------------------------------------------------------------
 7.  Balanced
     Account           $19       60      103       223      19       60      104       224      20       62      107       230
--------------------------------------------------------------------------------------------------------------------------------
 8.  Capital
     Appreciation
     Account           $18       56       96       208      18       56       96       209      19       58       99       215
--------------------------------------------------------------------------------------------------------------------------------
 9.  DGPF Real
     Estate Account    $20       63      108       233      20       63      109       235      21       65      112       241
--------------------------------------------------------------------------------------------------------------------------------
10.  DGPF Trend
     Account           $20       63      108       233      20       63      109       235      21       65      112       241
--------------------------------------------------------------------------------------------------------------------------------
11.  Equity Income
     Account           $16       49       85       186      16       50       86       188      17       52       89       194
--------------------------------------------------------------------------------------------------------------------------------
12.  Global Growth
     Account           $17       53       92       200      17       54       93       202      18       56       96       208
--------------------------------------------------------------------------------------------------------------------------------
13.  Growth I
     Account           $17       52       90       196      17       53       91       197      18       54       94       204
--------------------------------------------------------------------------------------------------------------------------------
14.  Growth & Income
     Account           $14       43       75       164      14       44       75       166      15       45       78       172
--------------------------------------------------------------------------------------------------------------------------------
15.  Index Account     $13       40       69       153      13       41       70       154      14       42       73       161
--------------------------------------------------------------------------------------------------------------------------------
16.  International
     Account           $21       64      111       239      21       65      111       240      22       67      114       246
--------------------------------------------------------------------------------------------------------------------------------
17.  Mid Cap Growth
     I Account         $18       56       97       210      18       57       97       211      19       58      100       218
--------------------------------------------------------------------------------------------------------------------------------
18.  Mid Cap Value
     Account           $20       60      104       225      20       61      105       226      20       63      108       232
--------------------------------------------------------------------------------------------------------------------------------
19.  Small Cap
     Account           $18       56       97       210      18       57       97       211      19       58      100       218
--------------------------------------------------------------------------------------------------------------------------------
20.  Small Cap
     Growth Account    $25       78      133       284      25       78      134       285      26       80      137       291
--------------------------------------------------------------------------------------------------------------------------------
21.  Social
     Awareness
     Account           $14       44       76       166      14       44       76       168      15       46       80       174
--------------------------------------------------------------------------------------------------------------------------------
22.  VIP Contrafund
     Account           $20       60      104       225      20       61      105       226      20       63      108       232
--------------------------------------------------------------------------------------------------------------------------------



The expense tables reflect expenses of the VAA as well as expenses of the funds.


We provide these examples, which are unaudited, to show the direct and indirect costs and expenses of the contract.


For more information, see "Charges and other deductions" in this Prospectus, and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



*Examples shown may be less for GVA II Contracts subject to ERISA.

SUMMARY


WHAT KIND OF CONTRACT IS THIS? It is a group variable annuity contract between the CONTRACTOWNEr and LNY. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See "The contracts."



WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more SUBACCOUNTS, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which LNY may conduct. See the "Variable annuity account."



WHAT ARE THE CONTRACT'S INVESTMENT CHOICES? Based upon instructions, the VAA applies CONTRIBUTIONS to buy shares in one or more of the funds: See "Investments of the VAA -- Description of the Funds."



WHO ADVISES THE FUNDS? Several different investment advisers manage the funds. See "Investments of the VAA -- Description of the Funds."



HOW DO THE CONTRACTS WORK? If we approve the application, we will send the CONTRACTOWNEr a contract. When PARTICIPANTS make CONTRIBUTIONS, they buy ACCUMULATION UNITS. If the PARTICIPANT decides to purchase retirement income payments, we convert ACCUMULATION UNITS to ANNUITY UNITS. Retirement income payments will be based on the number of ANNUITY UNITS received and the value of each ANNUITY UNIT on payout days. See "The contracts" and "Annuity payouts."



WHAT CHARGES DO I PAY UNDER THE CONTRACT? If PARTICIPANTS in GVA I or GVA II withdraw account value, a surrender charge applies of 0-5% of the gross withdrawal amount for all GVA I contracts and for GVA II contracts issued to plans subject to ERISA, depending on how many PARTICIPATION YEARS the PARTICIPANT has been in the contract. For GVA II contracts issued to plans that are not subject to ERISA, a surrender charge of 6% applies regardless of the number of participation years. We may reduce or waive surrender charges in certain situations. See "Charges and other deductions--Surrender charge for GVA I and GVA II."


There is no surrender charge for GVA III.

We charge an annual administration charge of $25 per PARTICIPANT account. We will deduct any applicable premium tax from contributions or account value at the time the tax is incurred or at another time we choose.


We apply an annual charge totaling 1.00% to the daily net asset value of the VAA. See "Charges and other deductions."



The funds' investment management fees, 12b-1 fees, expenses and expense limitations, if applicable, are more fully described in the Prospectuses for the funds.



WHAT CONTRIBUTIONS ARE NECESSARY, AND HOW OFTEN? CONTRIBUTIONS made on behalf of PARTICIPANTS may be in any amount unless the CONTRACTOWNEr or the PLAN has a minimum amount. See "The contracts--Contributions."


HOW WILL ANNUITY PAYOUTS BE CALCULATED? If a PARTICIPANT decides to annuitize, they select an annuity option and start receiving retirement income payments from the contract as a fixed option or variable option or a combination of both. See Annuity payout options. REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY LOSS, IN THE VALUE OF THE SECURITIES IN THE FUNDS' PORTFOLIOS.


WHAT HAPPENS IF A PARTICIPANT DIES BEFORE HE OR SHE ANNUITIZES? The beneficiary has options as to how any death benefit is paid. See "The contracts--Death benefit before the annuity commencement date."



MAY PARTICIPANTS TRANSFER ACCOUNT VALUE BETWEEN SUBACCOUNTS, AND BETWEEN THE VAA AND THE FIXED ACCOUNT? Before the annuity commencement date, yes, subject to the terms of the plan. See "The contracts--Transfers on or before the annuity commencement date."



MAY A PARTICIPANT WITHDRAW ACCOUNT VALUE? Yes, during the accumulation period, subject to contract requirements, to the restrictions of any plan, and to certain restrictions under GVA III. See "Charges and other deductions." Under GVA III, a PARTICIPANT may not transfer more than 20% of his or her fixed account holdings to the VAA each year, unless the PARTICIPANT intends to liquidate their fixed account value. Under GVA III, liquidation of the entire fixed account value must be over 5 annual installments. See "Fixed account withdrawal/ transfer limits for GVA III." The CONTRACTOWNER must also approve PARTICIPANT withdrawals under Section 401(a) PLANS and PLANS subject to Title I of ERISA. Certain charges may apply. See "Charges and other deductions." A portion of withdrawal proceeds may be taxable. In addition, a 10% Internal Revenue Service (IRS) tax penalty may apply to distributions before age 59 1/2. A withdrawal also may be subject to 20 % withholding. See "Federal tax matters."



DO PARTICIPANTS GET A FREE LOOK AT THEIR CERTIFICATES? A PARTICIPANT under a
Section 403(b) or 408 PLAN and certain non-qualified PLANS can cancel the active life certificate within ten days (in some states longer) of the date the PARTICIPANT receives the certificate. The PARTICIPANT needs to give notice to our servicing office. We will refund the PARTICIPANT'S contributions less withdrawals, or for the variable side of the contract if greater, the PARTICIPANT'S account balance on the day we receive the written notice. See "Return privilege."

CONDENSED FINANCIAL INFORMATION



ACCUMULATION UNIT VALUES



The following information relating to ACCUMULATION UNIT values and number of ACCUMULATION UNITS for the period ended December 31, 2000 comes from the VAA'S financial statements. It should be read in conjunction with the VAA'S financial statements and notes which are all included in the SAI.



                                      1997     1998     1999     2000
-----------------------------------------------------------------------
AFIS Growth Account***
 . Beginning of period unit value                                $10.000
 . End of period unit value                                      $ 8.991
 . End of period number of units
  (000's omitted)                                                    44
-----------------------------------------------------------------------
AFIS International Account***
 . Beginning of period unit value                                $10.000
 . End of period unit value                                      $ 8.582
 . End of period number of units
  (000's omitted)                                                     3
-----------------------------------------------------------------------
AMT Mid-Cap Growth Account***
 . Beginning of period unit value                                $10.000
 . End of period unit value                                      $ 7.674
 . End of period number of units
  (000's omitted)                                                    13
-----------------------------------------------------------------------
Asset Manager Account*
 . Beginning of period unit value     $17.769   20.583   23.445   25.787
 . End of period unit value           $20.583   23.445   25.787   24.527
 . End of period number of units
  (000's omitted)                      1,420    1,535    1,489    1,367
-----------------------------------------------------------------------
AVP Growth Account***
 . Beginning of period unit value                                $10.000
 . End of period unit value                                      $ 8.741
 . End of period number of units
  (000's omitted)                                                     2
-----------------------------------------------------------------------
AVP Technology Account***
 . Beginning of period unit value                                $10.000
 . End of period unit value                                      $ 7.093
 . End of period number of units
  (000's omitted)                                                    21
-----------------------------------------------------------------------
Balanced Account*
 . Beginning of period unit value     $16.989   18.551   21.263   23.168
 . End of period unit value           $18.551   21.263   23.168   22.330
 . End of period number of units
  (000's omitted)                        439      510      502      495
-----------------------------------------------------------------------
Capital Appreciation Account***
 . Beginning of period unit value                                $10.000
 . End of period unit value                                      $ 8.243
 . End of period number of units
  (000's omitted)                                                    10
-----------------------------------------------------------------------
DGPF Real Estate Account***
 . Beginning of period unit value                                $10.000
 . End of period unit value                                      $10.568
 . End of period number of units
  (000's omitted)                                                    32
-----------------------------------------------------------------------
DGPF Trend Account***
 . Beginning of period unit value                                $10.000
 . End of period unit value                                      $ 7.781
 . End of period number of units
  (000's omitted)                                                    10
-----------------------------------------------------------------------
Equity-Income Account*
 . Beginning of period unit value     $16.389   19.985   22.087   23.252
 . End of period unit value           $19.985   22.087   23.252   24.958
 . End of period number of units
  (000's omitted)                        889    1,176    1,172    1,071
-----------------------------------------------------------------------
Global Growth Account**
 . Beginning of period unit value              $10.000   12.520   20.385
 . End of period unit value                    $ 12.52   20.385   17.020
 . End of period number of units
  (000's omitted)                                  25      470      844
-----------------------------------------------------------------------
Growth I Account*
 . Beginning of period unit value     $24.529   28.328   39.122   53.234
 . End of period unit value           $28.328   39.122   53.234   46.917
 . End of period number of units
  (000's omitted)                      1,819    2,095    2,439    2,341
-----------------------------------------------------------------------

                                      1997     1998     1999     2000
-----------------------------------------------------------------------
Growth & Income Account***
 . Beginning of period unit value                                $10.000
 . End of period unit value                                      $ 9.050
 . End of period number of units
  (000's omitted)                                                     8
-----------------------------------------------------------------------
Index Account*
 . Beginning of period unit value     $24.091   29.827   37.861   45.208
 . End of period unit value           $29.827   37.861   45.208   40.605
 . End of period number of units
  (000's omitted)                        814    1,129    1,319    1,215
-----------------------------------------------------------------------
International Stock Account*
 . Beginning of period unit value     $12.108   12.504   14.342   18.931
 . End of period unit value           $12.504   14.342   18.931   15.400
 . End of period number of units
  (000's omitted)                        475      546      519      533
-----------------------------------------------------------------------
Mid Cap Growth I Account**
 . Beginning of period unit value              $10.000   12.455   17.563
 . End of period unit value                    $12.455   17.563   16.920
 . End of period number of units
  (000's omitted)                                   6      642      968
-----------------------------------------------------------------------
Mid Cap Value Account**
 . Beginning of period unit value              $10.000   11.861   12.609
 . End of period unit value                    $11.861   12.609   12.571
 . End of period number of units
  (000's omitted)                                  10       64       97
-----------------------------------------------------------------------
Small Cap Account*
 . Beginning of period unit value     $15.523   17.632   16.856   20.552
 . End of period unit value           $17.632   16.856   20.552   23.056
 . End of period number of units
  (000's omitted)                        966    1,187    1,081    1,182
-----------------------------------------------------------------------
Small Cap Growth Account**
 . Beginning of period unit value              $10.000   13.217   17.775
 . End of period unit value                    $13.217   17.775   17.131
 . End of period number of units
  (000's omitted)                                  25      192      231
-----------------------------------------------------------------------
Social Awareness Account**
 . Beginning of period unit value              $10.000   12.791   14.618
 . End of period unit value                    $12.791   14.618   13.267
 . End of period number of units
  (000's omitted)                                  14      206      233
-----------------------------------------------------------------------
VIP Contrafund Account***
 . Beginning of period unit value                                $10.000
 . End of period unit value                                      $ 9.412
 . End of period number of units
  (000's omitted)                                                     6
-----------------------------------------------------------------------
Pending Allocation Account*
 . Beginning of period unit value     $11.328   11.894   12.545   13.191
 . End of period unit value           $11.894   12.545   13.191   14.023
 . End of period number of units
  (000's omitted)                          2        3       11        5
-----------------------------------------------------------------------


 * The Sub-Account indicated commenced operations on January 31, 1997. ** The Sub-Account indicated commenced operations on October 1, 1998.

*** The Sub-Account indicated commenced operation on September 27, 2000.

INVESTMENT RESULTS



The VAA advertises the annual performance of the SUBACCOUNTS for the funds on both a standardized and nonstandardized basis.



The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year, and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all CONTRACTOWNER accounts.



The nonstandardized calculation compares changes in ACCUMULATION UNIT values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in ACCUMULATION UNIT values over shorter or longer time periods. This calculation reflects mortality and expense risk charges. It also reflects management fees and other expenses of the fund. It does not include the surrender charge or the account charge; if included, they would decrease the performance.



For additional information about performance calculations, please refer to the SAI.



FINANCIAL STATEMENTS



The financial statements for the VAA and the statutory-basis financial statements of LNY are located in the SAI. You may obtain a free copy by writing Lincoln Life & Annuity Company, Servicing Office, P.O. Box 9737, Portland, ME 04104-5037 or by calling (800) 893-7168.


LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LNY is a life insurance company founded in New York on June 6, 1996. LNY is a subsidiary of Lincoln Life. Lincoln Life is one of the largest stock life insurance companies in the United States. LINCOLN LIFE is owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.


FIXED SIDE OF THE CONTRACT


CONTRIBUTIONS allocated to the fixed account become part of LNY'S general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, LNY has not registered interests in the general account as a security under the Securities Act of 1933 (1933 Act) and has not registered the general account as an investment company under the Investment Company Act of 1940 (1940 Act). Accordingly, neither the general account nor any interests in it are subject to regulation under the 1933 Act or the 1940 Act. LNY has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed side of the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract can be found in the contract.

CONTRIBUTIONS allocated to the fixed account are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A CONTRIBUTION allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all PARTICIPANT data is complete. LNY may vary the way in which it credits interest to the fixed side of the contract from time to time.


ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE IN LNY'S SOLE DISCRETION. CONTRACTOWNERS AND PARTICIPANTS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.



UNDER GVA III, SPECIAL LIMITS APPLY TO TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT. SEE "CHARGES AND OTHER DEDUCTIONS--FIXED ACCOUNT WITHDRAWAL/TRANSFER LIMITS FOR GVA III."



VARIABLE ANNUITY ACCOUNT (VAA)



On July 24, 1996, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the 1940 Act. The SEC does not supervise the VAA or LNY. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the

VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of LNY. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. CONTRACTOWNERS AND PARTICIPANTS, AS APPLICABLE, ASSUME THE FULL INVESTMENT RISK FOR ALL AMOUNTS PLACED IN THE VAA.


INVESTMENTS OF THE VAA

The CONTRACTOWNEr decides which of the SUBACCOUNTS available under the contract will be available for PARTICIPANT allocations. There is a separate SUBACCOUNT which corresponds to each fund. PARTICIPANT allocations may be changed without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value on our request. We reserve the right to add, delete, or substitute funds.


Each fund, described below, is an investment vehicle for insurance company separate accounts. Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the fund's adviser. The investment results of the funds, however, may be higher or lower than the results of other portfolios that are managed by the adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser.


DESCRIPTION OF THE FUNDS


Following are brief summaries of the investment objectives and policies of the funds, and a description of their managers. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information can be obtained from the current Prospectus for the fund, which is included in this booklet. THERE IS NOT ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS STATED OBJECTIVE.



  1. ALLIANCE VARIABLE PRODUCTS SERIES FUND -- Growth Portfolio seeks to provide long-term growth of capital. Current income is only an incidental consideration. The portfolio invests primarily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. economy over time. Alliance Capital Management, L.P. serves as the Fund's investment adviser.



  2. ALLIANCE VARIABLE PRODUCTS SERIES FUND -- Technology Portfolio seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). Alliance Capital Management, L.P. serves as the Fund's investment adviser.



  3. AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- Balanced fund seeks capital growth and current income. Its investment team intends to maintain approximately 60% of the portfolio's assets in common stocks that are considered by its manager to have better than average prospects for appreciation and the balance in bonds and other fixed income securities. American Century Investment Management, Inc. is the investment manager of this portfolio.



  4. AMERICAN FUNDS INSURANCE SERIES -- Growth fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Capital Research and Management Company serves as the Fund's investment adviser.



  5. AMERICAN FUNDS INSURANCE SERIES -- International fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Capital Research and Management Company serves as the Fund's investment adviser.



  6. BARON CAPITAL FUNDS TRUST -- Baron Capital Asset Fund. The investment objective is to purchase stocks, judged by the adviser, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved. BAMCO, Inc. serves as the Fund's investment adviser.



  7. DELAWARE GROUP PREMIUM FUND -- REIT Series seeks to achieve maximum long-term total return with capital appreciation as a secondary objective by investing in the securities of companies primarily engaged in the real estate industry.

      Delaware Management Company serves as the Fund's investment adviser.



  8. DELAWARE GROUP PREMIUM FUND -- Trend Series seeks long-term capital appreciation by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies. Delaware Management Company serves as the Fund's investment adviser.



  9. DREYFUS STOCK INDEX FUND -- The Dreyfus Stock Index Fund is a non-diversified index fund that seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation. The Dreyfus Corporation acts as the Fund manager and Mellon Equity Associates, an affiliate of Dreyfus, is the Fund index manager.



  10. DREYFUS VARIABLE INVESTMENT FUND -- Small Cap Portfolio seeks to maximize capital appreciation by investing primarily in small-cap companies with total market values of less than $1.5 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $1.5 billion. The investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings. The portfolio manager seeks companies believed to be characterized by new or innovative products or services which should enhance prospects for growth in future earnings. The Portfolio may also invest in special situations such as corporate restructurings, mergers, or acquisitions. The Dreyfus Corporation serves as the Portfolio's investment adviser.



  11. FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- Growth Portfolio seeks long-term capital appreciation. The Portfolio normally purchases common stocks. Fidelity Management & Research Company ("FMR") is the manager this portfolio.



  12. FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500). FMR is the investment manager of this portfolio.



  13. FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments. FMR is the investment manager of this portfolio.



  14. FIDELITY VARIABLE INSURANCE PRODUCTS -- Contrafund Portfolio seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public. FMR is the investment manager of the portfolio.



  15. JANUS ASPEN SERIES -- Worldwide Growth Portfolio. seeks long-term growth of capital in a manner consistent with the preservation of capital. Pursues objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least 5 different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country. Janus Capital Corporation serves as the Portfolio's investment adviser.



  16. LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC -- seeks to maximize capital appreciation. The fund invests in stocks of small, lesser known companies which have a chance to grow significantly in a short time. Delaware Lincoln Investment Advisers is the fund's investment adviser, and Putnam Investment Management, LLC is the fund's investment sub-advisor.



  17. LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC. -- seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds. Delaware Lincoln Investment Advisers is the Fund's investment adviser and Janus Capital Corporation is the Fund's investment sub-adviser.



  18. LINCOLN NATIONAL GROWTH AND INCOME FUND, INC. -- seeks long-term capital appreciation. Dividend income is a secondary consideration. The fund seeks this objective through a broadly diversified portfolio of equity securities of large-cap U.S. companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Delaware Lincoln Investment Advisers is the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's investment sub-adviser.



  19. LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC -- seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria. Vantage Investment Advisers is the fund's investment adviser.

  20. NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST -- Mid-Cap Growth Portfolio seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach. Neuberger Berman, LLC serves as the Fund's investment adviser.



  21. NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST -- Partners Portfolio seeks capital growth by investing mainly in common stocks of mid- to large-capitalization established companies using the value-oriented investment approach. Neuberger Berman Management Incorporated serves as the Portfolio's investment adviser. Neuberger Berman, LLC serves as the Fund's investment sub-advisor.



  22. T. ROWE PRICE INTERNATIONAL SERIES, INC. -- T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. T. Rowe Price International, Inc. is the investment manager of this portfolio.



Fidelity VIP--Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. For more information about the Portfolio, into which initial contributions are invested pending LNY'S receipt of a complete order. see "The contracts."



As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly or quarterly. This fee is based on the net assets of each fund, defined under Purchase and Redemption of Shares, in the Prospectus for the fund.



With respect to a fund, the adviser and/or distributor, or an affiliate thereof, may compensate LNY (or an affiliate) for administrative, distribution, or other services. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by LNY (or an affiliate).



FUND SHARES


We will purchase shares of the funds at net asset value and direct them to the appropriate SUBACCOUNTS of the VAA. We will redeem shares of the appropriate funds to pay ANNUITY PAYOUTS, death benefits, surrender/ withdrawal proceeds or for other purposes described in the contract. If a PARTICIPANT wants to transfer all or part of his or her account balance from one SUBACCOUNT to another, we redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to LNY and may be sold to other insurance companies for investment of assets of the SUBACCOUNTS established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells shares both to variable annuity and to variable life insurance separate accounts, it is engaging in mixed funding. When a fund sells shares to separate accounts of unaffiliated life insurance companies, it is engaging in shared funding.

The funds may engage in mixed and shared funding. Due to differences in redemption rates or tax treatment, or other considerations, the interests of various CONTRACTOWNERS participating in a fund could conflict. The funds' Directors or Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to CONTRACTOWNERS as additional units, but are reflected as changes in unit values.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


WE RESERVE THE RIGHT, WITHIN THE LAW, TO ADD, DELETE AND SUBSTITUTE SERIES AND/OR FUNDS WITHIN THE VAA. We may also add, delete, or substitute series or funds only for certain classes of CONTRACTOWNERS or PARTICIPANTS. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of CONTRACTOWNERS and PARTICIPANTS.



Substitutions may be made with respect to existing investments or the investments of future CONTRIBUTIONS, or both. We may close SUBACCOUNTS to allocations of CONTRIBUTIONS or ACCOUNT VALUE, or both, at any time in our sole discretion. The funds, which sell their shares to the SUBACCOUNTS pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the SUBACCOUNTS.



Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

CHARGES AND OTHER DEDUCTIONS



We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We will incur certain costs and expenses for distribution and administration of the contracts and for providing the benefits payable thereunder.



DEDUCTIONS FROM CONTRIBUTIONS



There are no front-end deductions for sales charges made from CONTRIBUTIONS. However, we will deduct premium taxes, when applicable.



ANNUAL CONTRACT FEE



During the accumulation period, we currently deduct $25 (or the balance of the PARTICIPANT'S account, if less) per year from each PARTICIPANT'S account value on the last business day of the month in which a PARTICIPANT anniversary occurs, to compensate us for administrative services provided. We also deduct the charge from a PARTICIPANT'S account if the PARTICIPANT'S account is totally withdrawn. The charge may be increased or decreased. Administrative services include processing application; issuing contracts and certificates; processing purchase and redemptions of fund shares; maintaining records; administering ANNUITY PAYOUTS; reconciling and depositing cash receipts; providing contract confirmations; providing toll-free inquiry services and furnishing fund transfer services; providing accounting, valuation, regulatory and reporting services.


SURRENDER CHARGE FOR GVA I AND GVA II*

Under GVA I and GVA II, a surrender charge applies (except as described below) to total or partial withdrawals of a PARTICIPANT'S account balance during the accumulation period as follows:

                                                            GVA II
       DURING PARTICIPATION                     GVA II       NON-
               YEAR                 GVA I       ERISA       ERISA
               1-6                    5%          5%          6%
                7                     4%          4%          6%
                8                     3%          3%          6%
                9                     2%          2%          6%
                10                    1%          1%          6%
           11 and later               0%          0%          6%

* There is no surrender charge taken on withdrawals from GVA III.

The surrender charge is imposed on the gross withdrawal amount, and is deducted from the subaccounts and the fixed account in proportion to the amount withdrawn from each. We do not impose a surrender charge on DEATH BENEFITS, or on account balances converted to an ANNUITY PAYOUT option. For any PARTICIPANT, the surrender charge will never exceed 8.5% of the cumulative CONTRIBUTIONS to the PARTICIPANT'S account.

We impose the surrender charge on GVA I and GVA II to compensate us for the loss we experience on our distribution costs when a PARTICIPANT withdraws account value before distribution costs have been recovered. We may also recover distribution costs from other contract charges, including the mortality and expense risk charge.


FIXED ACCOUNT WITHDRAWAL/TRANSFER LIMITS FOR GVA III



GVA III has no surrender charges, but under GVA III, special limits apply to withdrawals and transfers from the fixed account. During any one calendar year a PARTICIPANT may make one withdrawal from the fixed account, OR one transfer to the VAA from the fixed account, of up to 20% of their fixed account balance.



PARTICIPANTS who want to liquidate their entire fixed account balance or transfer it to the VAA, however, may make one withdrawal or transfer request from their fixed account in each of five consecutive calendar years according to the following percentages:



 YEAR REQUEST RECEIVED    PERCENTAGE OF FIXED ACCOUNT
        BY LNY              AVAILABLE UNDER GVA III
           1                            20%
           2                            25%
           3                         33.33%
           4                            50%
           5                           100%



Each consecutive withdrawal or transfer may not be made more frequently than twelve months apart. This liquidation schedule is also subject to the same conditions as other withdrawals and transfers. We reserve the right to prohibit any additional CONTRIBUTIONS by a PARTICIPANT that notifies us their intention to liquidate their fixed account balance and stop CONTRIBUTIONS to the contract.



WAIVER OF SURRENDER CHARGES AND FIXED ACCOUNT WITHDRAWAL/TRANSFER LIMITS


Under certain conditions, a PARTICIPANT may withdraw part or all of his or her fixed account balance without incurring a surrender charge under GVA I or GVA II, or without being subject to the fixed account withdrawal/ transfer limits under GVA III. We must receive reasonable proof of the condition with the withdrawal request. The chart below shows the standard conditions provided by GVA I, GVA II, and GVA III, as well as optional conditions the CONTRACTOWNER may or may not make available under the contracts:


                    STANDARD CONDITIONS                       OPTIONAL CONDITIONS
GVA I     -the PARTICIPANT has attained age 59 1/2  -the PARTICIPANT has separated from
          -the PARTICIPANT has died                  service with their employer and is at
          -the PARTICIPANT has incurred a            least 55 years of age
           disability (as defined under the         -the PARTICIPANT is experiencing
           contract)                                 financial hardship
          -the PARTICIPANT has separated from
           service with their employer

GVA II    -the PARTICIPANT has attained age 59 1/2  -the PARTICIPANT has separated from
          -the PARTICIPANT has died                  service with their employer
          -the PARTICIPANT has incurred a           -the PARTICIPANT is experiencing
           disability (as defined under the          financial hardship
           contract)
          -the PARTICIPANT has separated from
           service with their employer and is at
           least 55 years of age

GVA III   -the PARTICIPANT has attained age 59 1/2  -the PARTICIPANT has separated from
          -the PARTICIPANT has died                  service with their employer and is at
          -the PARTICIPANT has incurred a            least 55 years of age
           disability (as defined under the
           contract)
          -the PARTICIPANT has separated from
           service with their employer
          -the PARTICIPANT is experiencing
           financial hardship*


* A GVA III CONTRACTOWNER has the option not to include the financial hardship condition.

Under GVA I and GVA II, a CONTRACTOWNER may also elect an optional contract provision that permits PARTICIPANTS to make a withdrawal once each contract year of up to 20% of the PARTICIPANT'S account balance without a surrender charge.

A CONTRACTOWNER choosing one or more of the optional provisions may receive a different declared interest rate on the fixed account than will holders of contracts without these provisions.


DEDUCTIONS FROM THE VAA FOR GVA I, II, &
III FOR ASSUMPTION OF MORTALITY AND
EXPENSE RISKS



We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.00% of the daily net asset value. The charge is a mortality and expense risk charge. It is assessed during the accumulation period and during the annuity period, even though during the annuity period, we bear no mortality risk on annuity options that do not have life contingencies.



Our assumption of mortality risks guarantees that the ANNUITY PAYOUTS made will not be affected by ANNUITANTS receiving ANNUITY PAYOUTS live longer than we assumed when we calculated our guaranteed rates. We assume this mortality risk through guaranteed annuity rates incorporated into the contract which we cannot change. We also assume the risk that the charges for administrative expenses, which we cannot change, will be insufficient to cover actual administrative costs.



If the mortality and expense risk charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for the administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.



SPECIAL ARRANGEMENTS



The surrender and account charges, described previously may be reduced or eliminated for any particular contract. In addition, the amount credited to and/or the interest rate declared on the fixed account may be enhanced for certain contracts. Such reductions, eliminations or enhancements may be available where LNY'S administrative and/or distribution costs or expenses are anticipated to be lower due to, for example, the terms of the contract, the duration or stability of the plan or contract; economies due to the size of the plan, the number or certain characteristics of PARTICIPANTS, or the amount or frequency of contributions anticipated; or other support provided by the CONTRACTOWNER or the plan. In addition, the group CONTRACTOWNER or the PLAN may pay the annual administration charge on behalf of the PARTICIPANTS under a contract or by election impose this charge only on PARTICIPANTS with account balances in the VAA. LNY'S will enhance the fixed interest crediting rate and reduce or eliminate fees, charges, or rates in accordance with LNY'S eligibility criteria in effect at the time a contract is issued, or in certain cases, after a contract has been held for a period of time. LNY'S may from time to time modify both the amounts of reductions or enhancements and the criteria for qualification. Reductions, enhancements, or waivers will not be unfairly discriminatory against any person, including PARTICIPANTS under other contracts issued through the VAA.



Fees, charges and rates under the contracts, including charges for premium taxes; loan rates of interest; and the availability of certain free withdrawals, may be subject to variation based on state insurance regulation.



The CONTRACTOWNER and PARTICIPANT should read the contract carefully to determine whether any variations apply in the state in which the contract is issued. The exact amount for all fees, charges and rates applicable to a particular contract will be stated in that contract.


DEDUCTIONS FOR PREMIUM TAXES

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from ACCOUNT VALUE when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The tax ranges from 0.0% to 5.0%. Currently, there is no premium tax imposed for New York residents.

OTHER CHARGES AND DEDUCTIONS


There are deductions from and expenses paid out of the assets of the underlying funds that are described elsewhere in this booklet and in the Prospectuses for the funds.



THE CONTRACTS



PURCHASE OF THE CONTRACTS



A prospective CONTRACTOWNER wishing to purchase a contract must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether we can accept it based on our underwriting guidelines. Once the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to the CONTRACTOWNER through its sales representative. For plans that have allocated rights to the PARTICIPANT, we will issue to each PARTICIPANT a separate active life certificate that describes the basic provisions of the contract to each PARTICIPANT.



INITIAL CONTRIBUTIONS



When we receive a completed enrollment form and all other information necessary for processing a CONTRIBUTION, we will price the initial CONTRIBUTION for a PARTICIPANT to his or her account no later than two business days after we receive the CONTRIBUTION.



If we receive CONTRIBUTION amounts with incomplete or no allocation instructions, we will notify the CONTRACTOWNER and direct CONTRIBUTION amounts to the pending allocation account. The pending allocation account invests in Fidelity VIP -- Money Market Portfolio, which is not available as an investment option under the contract. We do not impose the mortality and expense risk charge or the annual administration charge on the pending allocation account. The PARTICIPANT'S participation date will be the date we deposited the PARTICIPANT'S CONTRIBUTION into the pending allocation account.



We will transfer ACCOUNT VALUE from the pending allocation account in accordance with allocation percentages elected on properly completed allocation instructions within two VALUATION DATES of receipt of such instructions, and allocate all future CONTRIBUTIONS in accordance with these percentages until such time as we are notified of a change. If we do not receive properly completed instructions after we have sent three monthly notices, we will refund ACCOUNT VALUE in the pending allocation account within 105 days of the initial CONTRIBUTION.



Participants may not allocate CONTRIBUTIONS to, make transfers to or from, take loans from, or make withdrawals from the pending allocation account, except as set forth in the contract.


CONTRIBUTIONS

Contractowners generally forward CONTRIBUTIONS to us for investment. Depending on the plan, the CONTRIBUTIONS may consist of salary reduction CONTRIBUTIONS, employer CONTRIBUTIONS or post-tax CONTRIBUTIONS.

CONTRIBUTIONS may accumulate on either a guaranteed or variable basis as selected from those SUBACCOUNTS made available by the CONTRACTOWNER.

CONTRIBUTIONS made on behalf of PARTICIPANTS may be in any amount unless there is a minimum amount set by the CONTRACTOWNER or plan. A contract may require the CONTRACTOWNER to contribute a minimum annual amount on behalf of all PARTICIPANTS. Annual CONTRIBUTIONS under qualified plans may be subject to maximum limits imposed by the tax code. Annual CONTRIBUTIONS under non-qualified plans may be limited by the terms of the contract.

Subject to any restrictions imposed by the PLAN or the tax code, we will accept transfers from other contracts and qualified rollover CONTRIBUTIONS.

CONTRIBUTIONS must be in U.S. funds, and all withdrawals and distributions under the contract will be in U.S. funds. If a bank or other financial institution does not honor the check or other payment method used for a CONTRIBUTION, we will treat the CONTRIBUTION as invalid. All allocation and subsequent transfers resulting from the invalid CONTRIBUTIONS will be reversed and the party responsible for the invalid CONTRIBUTION must reimburse us for any losses or expenses resulting from the invalid CONTRIBUTION.


VALUATION DATE


ACCUMULATION UNITS and ANNUITY UNITS will be valued once daily at the close of trading (currently normally 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a VALUATION DATE, the ACCUMULATION UNIT value and the ANNUITY UNIT value will not change.

ALLOCATION OF CONTRIBUTIONS

The CONTRACTOWNER forwards CONTRIBUTIONS to us, specifying the amount being contributed on behalf of each PARTICIPANT and allocation information in accordance with our procedures. CONTRIBUTIONS are placed into the VAA's subaccounts, each of which invests in shares of a fund, and/or the fixed account, according to written PARTICIPANT instructions and subject to the plan. The CONTRIBUTION allocation percentage to the SUBACCOUNTS or the fixed account can be in any whole percent. A PARTICIPANT may allocate contributions to a maximum of ten SUBACCOUNTS, or to a maximum of nine SUBACCOUNTS and the fixed account.

Upon allocation to the appropriate SUBACCOUNT, CONTRIBUTIONS are converted to ACCUMULATION UNITS. The number of accumulation units credited is determined by dividing the amount allocated to each SUBACCOUNT by the value of an ACCUMULATION UNIT for that SUBACCOUNT on the VALUATION DATE on which the CONTRIBUTION is received by us if received before the end of the VALUATION DATE (normally 4:00 p.m., New York time). If the CONTRIBUTION is received at or after the end of the VALUATION DATE, we will use the ACCUMULATION UNIT value computed on the next valuation date. The number of ACCUMULATION UNITS determined in this way is not changed by any subsequent change in the value of an ACCUMULATION UNIT. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

Subject to the terms of the plan, a PARTICIPANT may change the allocation of CONTRIBUTIONS by notifying us in writing or by telephone in accordance with our published procedures. The change is effective for all CONTRIBUTIONS received concurrently with the allocation change form and for all future CONTRIBUTIONS, unless the PARTICIPANT specifies a later date. Changes in the allocation of future contributions have no effect on amounts a PARTICIPANT may have already contributed. Such amounts, however, may be transferred between SUBACCOUNTS and the fixed account pursuant to the requirements described in Transfers on or before the ANNUITY COMMENCEMENT DATE. Allocations of employer contributions may be restricted by the applicable plan.

VALUATION OF ACCUMULATION UNITS

CONTRIBUTIONS allocated to the VAA are converted into ACCUMULATION UNITS. This is done by dividing each contribution by the value of an ACCUMULATION UNIT for the valuation period during which the CONTRIBUTION is allocated to the VAA. The ACCUMULATION UNIT value for each SUBACCOUNT was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. The accumulation unit value for a SUBACCOUNT for a later VALUATION PERIOD is determined as follows:

    (1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

    (2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

    (3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

TRANSFERS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE

Subject to the terms of a plan, a PARTICIPANT may transfer all or a portion of the PARTICIPANT'S account balance from one SUBACCOUNT to another, and between the VAA and the fixed account.

Under GVA III transfers from the fixed account are subject to special limits. See Fixed account withdrawals/ transfer limits for GVA III.


A transfer from a SUBACCOUNT involves the surrender of ACCUMULATION UNITS in that SUBACCOUNT, and a transfer to a SUBACCOUNT involves the purchase of accumulation units in the that SUBACCOUNT. SUBACCOUNT transfers will be done using accumulation unit values determined at the end of the valuation date on which we receive the transfer request. There is no charge for a transfer. We do not limit the number of transfers except as described under "Charges and other deductions--Fixed account withdrawal/transfer limits for GVA III."

A transfer request may be made to us using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign, the PARTICIPANT a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the PARTICIPANT on the next VALUATION DATE. If the PARTICIPANT determines that a transfer was made in error, the PARTICIPANT must notify us within 30 days of the confirmation date.



Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our servicing office.



Requests for transfers will be processed on the VALUATION DATE that they are received when they are received in our customer service center before the end of the VALUATION DATE (normally 4:00 p.m. New York time).



When thinking about a transfer of ACCOUNT VALUE, the PARTICIPANT should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers. Repeated patterns of frequent transfers are disruptive to the operation of the SUBACCOUNTS.


TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

We do not permit transfers of a PARTICIPANT'S account balance after the ANNUITY COMMENCEMENT DATE.


ADDITIONAL SERVICES



There are four additional services available to you: dollar-cost averaging, systematic transfer (GVAIII only), account sweep and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the applicable election form.



Dollar-cost averaging allows you to transfer a designated amount from the fixed account into one or more SUBACCOUNTS on a monthly basis for 1, 2 or 3 years.



The systematic transfer service allows you to fully liquidate your fixed account balance over four years and transfer the amounts into one or more of the SUBACCOUNTS. This service is only available for GVAIII PARTICIPANTS.



The account sweep service allows you to keep a designated amount in one SUBACCOUNT or the fixed account, and automatically transfer the excess to other SUBACCOUNTS of your choice.



Portfolio rebalancing is an option that restores to a pre-determined level the percentage of ACCOUNT VALUE allocated to each SUBACCOUNT or the fixed account. The rebalancing may take place quarterly, semi-annually or annually.


DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

The payment of DEATH BENEFITS is governed by the applicable plan and the tax code. The PARTICIPANT may designate a beneficiary during the PARTICIPANT'S lifetime and change the beneficiary by filing a written request with us. Each change of BENEFICIARY revokes any previous designation.

If the PARTICIPANT dies before the ANNUITY COMMENCEMENT DATE, the DEATH BENEFIT paid to the PARTICIPANT'S designated beneficiary will be the greater of: (1) the net CONTRIBUTIONS; or (2) the PARTICIPANT'S account balance less any outstanding loan (including principal and due and accrued interest), provided that, if we are not notified of the PARTICIPANT'S death within six months of such death, we pay the BENEFICIARY the amount in (2).

We determine the value of the DEATH BENEFIT as of the date on which the death claim is approved for payment. This payment will occur when we receive (1) proof, satisfactory to us, of the death of the PARTICIPANT; (2) written authorization for payment; and (3) all required claim forms, fully completed.

If a DEATH BENEFIT is payable, the BENEFICIARY may elect to receive payment of the DEATH BENEFIT in either the form of a lump sum settlement or an ANNUITY PAYOUT, or as a combination of these two. If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to the laws and regulations governing payment of DEATH BENEFITS. If no election is made within 60 days after we receive satisfactory notice of the PARTICIPANT'S death, we will pay a lump sum settlement to the BENEFICIARY at that time. This payment may be postponed as permitted by the 1940 Act.

Payment will be made in accordance with applicable laws and regulations governing payment of DEATH BENEFITS.

Under qualified contracts, if the BENEFICIARY is someone other than the spouse of the deceased PARTICIPANT, the tax code provides that the BENEFICIARY may not elect an annuity which would commence later than December 31st of the calendar year following the calendar year of the PARTICIPANT'S death. If a non-spousal BENEFICIARY elects to receive payment in a single lump sum, the tax code provides that such payment must be received no later than December 31st of the fourth calendar year following the calendar year of the PARTICIPANT'S death.

If the BENEFICIARY is the surviving spouse of the deceased PARTICIPANT, distributions generally are not required under the tax code to begin earlier than December 31st of the calendar year in which the PARTICIPANT would have attained age 70 1/2. If the surviving spouse dies before the date distributions commence, then, for purposes of determining the date distributions to the beneficiary must commence, the date of death of the surviving spouse is substituted for the date of death of the PARTICIPANT.

Other rules apply to non-qualified annuities. See Federal Tax Matters.

If there is no living named BENEFICIARY on file with us at the time of a PARTICIPANT'S death and unless the plan directs otherwise, we will pay the DEATH BENEFIT to the PARTICIPANT'S estate in the form of a lump sum payment, upon receipt of satisfactory proof of the PARTICIPANT'S death, but only if we receive proof of death no later than the end of the fourth calendar year following the year of the PARTICIPANT'S death. In such case, the value of the death benefit will be determined as of the end of the VALUATION PERIOD during which we receive due proof of death, and the lump sum DEATH BENEFIT generally will be paid within seven days of that date.

WITHDRAWALS

Before the ANNUITY COMMENCEMENT DATE and subject to the terms of the plan, withdrawals may be made from the SUBACCOUNTS or the fixed account of all or part of the PARTICIPANT'S account balance remaining after deductions for any applicable (1) surrender charge; (2) annual administration charge (imposed on total withdrawals), (3) premium taxes, and (4) outstanding loan.

Converting all or part of the account balance or DEATH BENEFIT to an ANNUITY PAYOUT is not considered a withdrawal.


Under GVA III, special limits apply to withdrawals from the fixed account. See "Charges and other deductions--Fixed account withdrawal/transfer limits for GVA III."


The account balance available for withdrawal is determined at the end of the VALUATION PERIOD during which we receive the written withdrawal request. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all SUBACCOUNTS within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total PARTICIPANT account balance. Unless prohibited, withdrawal payments will be mailed within seven days after we receive a valid written request. The payment may be postponed as permitted by the 1940 Act.


There are charges associated with withdrawals of account value. See "Charges and other deductions."



The tax consequences of a withdrawal are discussed later in this booklet. See "Federal tax matters."


TOTAL WITHDRAWALS. Only PARTICIPANTS with no outstanding loans can make a total withdrawal. A total withdrawal of a PARTICIPANT'S account will occur when
(a) the PARTICIPANT or CONTRACTOWNER requests the liquidation of the PARTICIPANT'S entire account balance, or (b) the amount requested plus any surrender charge results in a remaining PARTICIPANT account balance of an amount less than or equal to the annual administration charge, in which case we treat the request as a request for liquidation of the PARTICIPANT'S entire account balance.

Any active life certificate must be surrendered to us when a total withdrawal occurs. If the CONTRACTOWNER resumes CONTRIBUTIONS on behalf of a PARTICIPANT after a total withdrawal, the PARTICIPANT will receive a new participation date and active life certificate.

PARTIAL WITHDRAWALS. A partial withdrawal of a PARTICIPANT'S account balance will occur when less than a total withdrawal is made from a PARTICIPANT'S account.

SYSTEMATIC WITHDRAWAL OPTION. PARTICIPANTS who are at least age 59 1/2, are separated from service from their employer, or are disabled, and certain spousal BENEFICIARIES and alternate payees who are former spouses, may be eligible for a Systematic Withdrawal Option ("SWO") under the contract. Payments are made only from the fixed account. Under the SWO a PARTICIPANT may elect to withdraw either a monthly amount which is an approximation of the interest earned between each payment period based upon the interest rate in effect at the beginning of each respective payment period, or a flat dollar amount withdrawn on a periodic basis. A PARTICIPANT must have a vested pretax account balance of at least $10,000 in the fixed account in order to select the SWO. A PARTICIPANT may transfer amounts from the VAA to the fixed account in order to support SWO payments. These transfers, however, are subject to the transfer restrictions imposed by any applicable plan. A one-time fee of up to $30 may be charged to set up the SWO. This charge is waived for total vested pre-tax account balances of $25,000 or more. More information about SWO, including applicable fees and charges, is available in the contracts and active life certificates and from us.

REQUIRED MINIMUM DISTRIBUTION PROGRAM (formerly known as maximum conservation option). Under certain contracts PARTICIPANTS who are at least age 70 1/2 may ask us to calculate and pay to them the minimum annual distribution required by Sections 401(a)(9), 403(b)(10), or 408 of the tax code. The PARTICIPANT must complete the forms we require to elect this option. We will base our calculation solely on the PARTICIPANT'S account value with us. PARTICIPANTS who select this option are responsible for determining the minimum distributions amount applicable to their non-LNY contracts.

WITHDRAWAL RESTRICTIONS. Withdrawals under Section 403(b) contracts are subject to the limitations under Section 403(b)(11) of the tax code and regulations thereof and in any applicable plan document. That section provides that withdrawals of salary reduction CONTRIBUTIONS deposited and earnings credited on any salary reduction CONTRIBUTIONS after December 31, 1988 can only be made if the PARTICIPANT has (1) died; (2) become disabled; (3) attained age 59 1/2;
(4) separated from service; or (5) incurred a hardship. If amounts accumulated in a Section 403(b)(7) custodial account are deposited in a contract, these amounts will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction CONTRIBUTIONS under the contracts. For more information on these provisions see Federal Tax Matters.

Withdrawal requests for a PARTICIPANT under Section 401(a) plans and plans subject to Title I of ERISA must be authorized by the CONTRACTOWNER on behalf of a PARTICIPANT. All withdrawal requests will require the CONTRACTOWNER'S written authorization and written documentation specifying the portion of the PARTICIPANT'S account balance which is available for distribution to the PARTICIPANT.


For withdrawal requests (other than transfers to other investment vehicles) by PARTICIPANTS under PLANS not subject to Title I of ERISA and non-401(a) PLANS, the PARTICIPANT must certify to us that one of the permitted distribution events listed in the tax code has occurred (and provide supporting information, if requested) and that we may rely on this representation in granting the withdrawal request. See "Federal tax matters." A PARTICIPANT should consult his or her tax adviser as well as review the provisions of their plan before requesting a withdrawal.


A PLAN and applicable law may contain additional withdrawal or transfer restrictions.

Withdrawals may have Federal tax consequences. In addition, early withdrawals, as defined under Section 72(q) and 72(t) of the tax code, may be subject to a 10% excise tax.


LOANS



If the PLAN permits loans, then during the PARTICIPANT'S accumulation period, the PARTICIPANT may apply for a loan by completing a loan application that we provide. The PARTICIPANT'S account balance in the fixed account secures the loan. Loans are subject to restrictions imposed by the IRC, Title I of the Employee Retirement Income Security Act of 1974 (ERISA), and the PARTICIPANT'S plan. For plans subject to Title I of ERISA, the initial amount of a PARTICIPANT loan cannot exceed the lesser of 50% of the PARTICIPANT'S vested account balance in the fixed account or $50,000 and must be at least $1,000. For plans not subject to Title I of ERISA, a PARTICIPANT may borrow up to $10,000 of his or her vested account balance. A PARTICIPANT may have only one loan outstanding at a time and may not take more than one loan in any six-month period. Amounts serving as collateral for the loan are not subject to the minimum interest rate under the contract and will accrue interest at a rate below the loan interest rate provided in the contract. More information about loans and loan interest rates is in the contract, the active life certificates, the annuity loan agreement and is available from us.



DELAY IN PAYMENTS



We may delay payments from the fixed account for up to six months. During this period, we will continue to credit the current declared interest rate to a PARTICIPANT'S account in the fixed account. Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
(iii) when the SEC so orders to protect CONTRACTOWNERS and PARTICIPANTS.


AMENDMENT OF THE CONTRACT

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. The CONTRACTOWNER will be notified in writing of any changes, modifications or waivers.

COMMISSIONS

We pay commissions of up to 3.5% of CONTRIBUTIONS to dealers. In some instances, we may lower commissions on CONTRIBUTIONS by as much as 3.5% and include a commission of up to .50% of annual contract values (or an equivalent schedule). These commissions are not deducted from CONTRIBUTIONS or account value; they are paid by us.

OWNERSHIP

CONTRACTOWNERS have all rights under the contract except those allocated to PARTICIPANTS. According to New York law, the assets of the VAA are held for the exclusive benefit of all CONTRACTOWNERS, PARTICIPANTS, and their designated BENEFICIARIES; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts and active life certificates may not be assigned or transferred except as permitted by ERISA and on written notification to us. In addition, a PARTICIPANT, BENEFICIARY, or ANNUITANT may not, unless permitted by law, assign or encumber any payment due under the contract.

CONTRACTOWNER QUESTIONS

The obligations to purchasers under the contracts are those of LNY. Questions about the contract should be directed to us at 1-800-893-7168 or visit www.lincolnlife-NY.com.


ANNUITY PAYOUTS



As permitted by the PLAN, the PARTICIPANT, or the BENEFICIARY of a deceased PARTICIPANT, may elect to convert all or part of the PARTICIPANT'S account balance or the death benefit to an ANNUITY PAYOUT. The contract provides optional forms of ANNUITY PAYOUTS (ANNUITY PAYOUT OPTIONS), each of which is payable on a variable basis, a fixed basis or a combination of both as specified.


If the PARTICIPANT'S account balance or the BENEFICIARY'S DEATH BENEFIT is less than $2,000 or if the amount of the first payout is less than $20, we have the right to cancel the annuity and pay the PARTICIPANT or BENEFICIARY the entire amount in a lump sum.


We may maintain variable ANNUITY PAYOUTS in the VAA, or in another separate account of LNY (variable payout division). We do not impose a charge when the annuity conversion amount is applied to a variable payout division to provide an ANNUITY PAYOUT option. The contract benefits and charges for an ANNUITY PAYOUT option, whether maintained in the VAA or in a variable payout division, are as described in this Prospectus. The selection of funds available through a variable payout division may be different from the funds available through the VAA. If we will maintain a PARTICIPANT'S variable ANNUITY PAYOUT in a variable payout division, we will provide a Prospectus for the variable payout division before the ANNUITY COMMENCEMENT DATE.


ANNUITY PAYOUT OPTIONS


NOTE CAREFULLY: UNDER THE LIFE ANNUITY AND JOINT LIFE ANNUITY OPTIONS IT WOULD BE POSSIBLE FOR ONLY ONE ANNUITY PAYOUT TO BE MADE IF THE ANNUITANT(S) WERE TO DIE BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYOUT; ONLY TWO ANNUITY PAYOUTS IF THE ANNUITANT(S) WERE TO DIE BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYOUT; AND SO FORTH.



LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT and ends with the last payout before the death of the ANNUITANT. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a DEATH BENEFIT for BENEFICIARIES.



LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the ANNUITANT. The designated period is selected by the CONTRACTOWNER on behalf of PARTICIPANTS in an unallocated contract or the PARTICIPANT in an allocated contract.



JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the ANNUITANT and a designated joint ANNUITANT. The payouts continue during the lifetime of the survivor.



NON-LIFE ANNUITIES. ANNUITY PAYOUTS are guaranteed monthly for the selected number of years. While there is no right to make any total or partial withdrawals during the annuity period, an ANNUITANT or BENEFICIARY who has selected this ANNUITY OPTION as a variable annuity may request at any time during the payout period that the present value of any remaining installments be paid in one lump sum. This lump sum payout will be treated as a total withdrawal during the accumulation period and may be subject to a surrender charge. See "Charges and other deductions" and "Federal tax matters."



GENERAL INFORMATION



Under the options listed above, you may not make withdrawals. Other options may be made available by us. ANNUITY PAYOUT options are only available if consistent with the contract, the PLAN, the tax code, and ERISA. The mortality and expense risk charge will be assessed on all variable ANNUITY PAYMENTS, including options that do not have a life contingency and therefore no mortality risk.



Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the ANNUITANT'S death (or surviving ANNUITANT'S death in the case of a joint life annuity) will be paid to be BENEFICIARY as payouts become due.


ANNUITY PAYOUT CALCULATION

Fixed ANNUITY PAYOUTS are determined by dividing the PARTICIPANT'S annuity conversion amount in the fixed account as of the initial ANNUITY PAYOUT calculation date by the applicable annuity conversion factor (in the contract) for the ANNUITY PAYOUT OPTION selected.

Variable ANNUITY PAYOUTS will be determined using:

    1. The PARTICIPANT'S annuity conversion amount in the VAA as of the initial ANNUITY PAYOUT calculation date;
    2.  The annuity conversion factor in the contract;
    3.  The ANNUITY PAYOUT option selected; and

    4.  The investment performance of the funds selected.

To determine the amount of ANNUITY PAYOUTS, we make this calculation:

    1.  Determine the dollar amount of the first payout; then

    2. Credit the retired life certificate with a specific number of ANNUITY UNITS equal to the first payout divided by the ANNUITY UNIT value; and

    3.  Calculate the value of the ANNUITY UNITS each period thereafter.

We assume an investment return of a specified percentage per year, as applied to the applicable mortality table. The amount of each ANNUITY PAYOUT after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, ANNUITY PAYOUTS will decrease. There is a more complete explanation of this calculation in the SAI.


FEDERAL TAX MATTERS



INTRODUCTION



The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.



QUALIFIED RETIREMENT PLANS



We designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement PLAN are called "qualified contracts." We issue contracts for use with different types of qualified PLANS. The Federal income tax rules applicable to those PLANS are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with the various types of qualified PLANS.



TYPES OF QUALIFIED CONTRACTS AND TERMS OF CONTRACTS



Currently, we issue contracts in connection with the following types of qualified PLANS:



- Individual Retirement Accounts and Annuities ("Traditional IRAs")



- Public school system and tax-exempt organization annuity PLANS ("403(b)
  PLANS")



- Qualified corporate employee pension and profit-sharing PLANS ("401(a) PLANS") and qualified annuity PLANS ("403(a) PLANS")



We may issue a CONTRACT for use with other types of qualified plans in the future.



We will amend contracts to be used with a qualified PLAN as generally necessary to conform to the tax law requirements for the type of PLAN. However, the rights of a person to any qualified PLAN benefits may be subject to the PLAN'S terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified PLANS to the extent such terms and conditions contradict the contract, unless we consent.



TAXATION OF QUALIFIED ANNUITIES



This part of the discussion describes some of the Federal income tax rules applicable to qualified annuities. A qualified annuity is a contract issued in connection with a qualified retirement PLAN, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax CODE.



TAX TREATMENT OF PURCHASE PAYMENTS



Federal tax rules limit the amount of PURCHASE PAYMENTS that can be made, and the tax deduction or exclusion that may be allowed for the PURCHASE PAYMENTS. These limits vary depending on the type of qualified PLAN and the plan PARTICIPANT'S specific circumstances, E.G., the PARTICIPANT'S compensation.



TAX TREATMENT OF PAYMENTS



We make no guarantees regarding the tax treatment of any contract or of any transaction involving a CONTRACT. However, the rest of this discussion assumes that your CONTRACT will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any portion of your contract value until you (or your BENEFICIARIES) receive a distribution from your contract.



Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS



The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or ANNUITY PAYOUT:



- received on or after the ANNUITANT reaches age 59 1/2,



- received on or after the ANNUITANT'S death or because of the ANNUITANT'S disability (as defined in the tax law),



- received as a series of substantially equal periodic payments for the ANNUITANT'S life (or life expectancy), or



- received as reimbursement for certain amounts paid for medical care.



These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.



REQUIRED MINIMUM DISTRIBUTIONS



Under most qualified PLANS, E.G., 403(b) plans and Traditional IRAs, the ANNUITANT must begin receiving payments from the CONTRACT in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA. Failure to comply with the minimum distribution rules applicable to certain qualified PLANS, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.



The IRS has issued new proposed regulations effective January 1, 2002 concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. Please contact your tax adviser regarding the tax ramifications.



DEATH BENEFITS



We may distribute amounts from your contract because of your death. Federal tax rules may limit the payment options available to your BENEFICIARIES. If your spouse is your BENEFICIARY, your surviving spouse will generally receive special treatment and will have more available payment options. Non-spouse BENEFICIARIES do not receive the same special treatment. Payment options may be further limited depending upon whether you reached the date upon which you were required to begin minimum distributions.



LOANS



Loans are allowed under certain types of qualified PLANS, but Federal income tax rules prohibit loans under other types of qualified PLANS. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or plan may not permit loans.



TRANSFERS AND DIRECT ROLLOVERS



In many circumstances, money may be moved between qualified contracts and qualified PLANS by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to be pay. A qualified adviser should always be consulted before you move or attempt to move funds between any qualified plan or contract and another qualified plan or contract.



The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts.



Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.



FEDERAL INCOME TAX WITHHOLDING



We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies US at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax (such as withholding for eligible rollover distributions as previously discussed). At the time a withdrawal, surrender, or ANNUITY PAYOUT is requested, we will give the recipient an explanation of the withholding requirements.

TAX DEFERRAL ON EARNINGS



The Federal income tax law generally does not tax any portion of your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations. Your right to choose particular investments for a contract must also be limited.



INVESTMENTS IN THE VAA MUST BE DIVERSIFIED



For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."



RESTRICTIONS ON INVESTMENT OPTIONS



Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the SUBACCOUNTS may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



NONQUALIFED ANNUITY CONTRACTS



A nonqualified annuity is a contract not issued in connection with a qualified retirement PLAN receiving special tax treatment under the tax code, such as an IRA or 403(b) plan. These contracts are not intended for use with nonqualified annuity contracts. Different federal tax rules apply to nonqualified annuity contracts. Persons planning to use the contract in connection with a nonqualified annuity should obtain advice from a competent tax adviser.



TAX STATUS OF LNY



Under existing Federal income tax laws, LNY does not pay tax on investment income and realized capital gains of the VAA. LNY does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



CHANGES IN THE LAW



The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



VOTING RIGHTS


As required by law, we will vote the fund shares held in the VAA at meetings of shareholders of the funds. The voting will done according to the instructions of PARTICIPANTS that have interests in any subaccounts which invest in the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which the PARTICIPANT has the right to cast will be determined by applying the PARTICIPANT'S percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Shares held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a shareholders meeting is called, we will furnish PARTICIPANTS with a voting interest in a subaccount with proxy voting materials, reports, and voting instruction forms for all PARTICIPANTS who have voting rights under the contract. Since the funds engage in shared funding, other persons or entities besides LNY may vote fund shares. See "Description of the Funds--Fund shares."



DISTRIBUTION OF THE CONTRACTS


Lincoln Financial Advisors Corporation (LFA), 1300 South Clinton Street, Fort Wayne, Indiana 46802, is the distributor and principal underwriter of the contracts. The contracts will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with LFA and have been licensed by state insurance departments to represent us. LFA is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). LNY will offer contracts in New York.


RETURN PRIVILEGE


Participants under Sections 403(b), 408 and certain non-qualified plans will receive an active life certificate. Within the free-look period (ten days) after the PARTICIPANT receives the active life certificate, the PARTICIPANT may cancel it for any reason by giving us written notice. The postmark date of the notice is the date of notice for these purposes. An active life certificate canceled under this provision will be void. With respect to the fixed side of the contract, we will return the PARTICIPANT'S contributions less withdrawals made on behalf of the PARTICIPANT. With respect to the VAA, we will return the greater of the PARTICIPANT'S contributions less withdrawals made on behalf of the PARTICIPANT, or the PARTICIPANT'S account balance in the VAA on the date we receive the written notice. No surrender charge applies.


STATE REGULATION



As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.


Our books and accounts are subject to review and examination by the New York Insurance Department at all times. A full examination of our operations is conducted by that department at least every five years.


RECORDS AND REPORTS


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with Lincoln Life, 1300 South Clinton Street, Fort Wayne, IN 46802, to provide accounting services to the VAA. The accounting services for Lincoln Life are in turn provided by Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, through Lincoln Life's service agreement with Delaware. We will mail to the CONTRACTOWNER, at its last known address of record at our offices, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.


OTHER INFORMATION



CONTRACT DEACTIVATION. Under certain contracts, we may deactivate a contract by prohibiting new contributions and/or new PARTICIPANTS after the date of de-activation. We will give the CONTRACTOWNER and PARTICIPANTS at least ninety days notice of the deactivation date.


IMSA. We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

LEGAL PROCEEDINGS. LNY may be involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business.

GROUP VARIABLE ANNUITY CONTRACTS I, II, III
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                                 PAGE
-------------------------------------------------------
General Information and History of Lincoln
 Life & Annuity Company of New York                2

Definitions                                        2

Services                                           2

Determination of Variable Annuity Payments         2




Calculation of Investment Returns                  3
                                                 PAGE
-------------------------------------------------------

Distribution of Contracts                          7

Advertising and Sales Literature                   7

Other Information/Services                         9

Financial Statements                               9


 .........................................................................

Please send me a free copy of the current Statement of Additional Information for Lincoln Life & Annuity Co. of
New York Variable Annuity Account L:

                                 (Please Print)

Name: __________________________  Social Security No.: _________________________

Address: _______________________________________________________________________

City _______________________________  State _______________  Zip _______________


Mail to Lincoln Life & Annuity Co. of New York, Servicing Office,
P.O. Box 9737, Portland, ME 04104-5037

GROUP VARIABLE ANNUITY CONTRACTS I, II & III
FUNDED THROUGH THE SUB-ACCOUNTS OF
LINCOLN LIFE & ANNUITY
VARIABLE ANNUITY ACCOUNT L
OF LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the Group Variable Annuity Contracts (the "Contracts"), dated May 1, 2001.



A copy of the prospectus to which this SAI relates is available at no charge by writing to LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK, calling LNY at 1-800-893-7168, or visiting www.lincolnlife-NY.com.


TABLE OF CONTENTS


                                          PAGE
----------------------------------------------
GENERAL INFORMATION AND HISTORY OF
  LINCOLN LIFE & ANNUITY COMPANY OF NEW
  YORK                                    B-2
----------------------------------------
DEFINITIONS                               B-2
----------------------------------------
SERVICES                                  B-2
----------------------------------------
DETERMINATION OF VARIABLE ANNUITY
  PAYMENTS                                B-2
----------------------------------------

                                          PAGE
----------------------------------------------
CALCULATION OF INVESTMENT RESULTS         B-3
----------------------------------------
DISTRIBUTION OF CONTRACTS                 B-7
----------------------------------------
ADVERTISING AND SALES LITERATURE          B-7
----------------------------------------
OTHER INFORMATION/SERVICES                B-9
----------------------------------------
FINANCIAL STATEMENTS                      B-9
----------------------------------------



May 1, 2001
NY90022

GENERAL INFORMATION AND HISTORY OF LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(LNY)



LNY is a life insurance company founded in New York on June 6, 1996. LNY is a subsidiary of LINCOLN LIFE. Lincoln Life is one of the largest stock life insurance companies in the United States. LINCOLN LIFE is owned by Lincoln National Corp. (LNC), which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.



DEFINITIONS


ANNUITY PAYMENT CALCULATION DATE: For Guaranteed Annuities, this is the first day of a calendar month. For Variable Annuities, this is the VALUATION DATE ten
(10) Business Days prior to the first day of a calendar month.

ANNUITY UNIT: An accounting unit of measure that is used in calculating the amounts of annuity payments to be made from a Sub-Account during the Annuity Period.

ANNUITY UNIT VALUE: The dollar value of an Annuity Unit in a Sub-Account on any VALUATION DATE.

CODE: The Internal Revenue Code of 1986, as amended.


SERVICES



INDEPENDENT AUDITORS



The financial statements of the VAA and the statutory-basis financial statements of LNY appearing this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.



KEEPER OF RECORDS



All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by LINCOLN LIFE. No separate charge against the assets of the VAA is made by LINCOLN LIFE for this service. We have entered into an agreement with DELAWARE MANAGEMENT CO., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.



PRINCIPAL UNDERWRITER



Lincoln Financial Advisors Corporation (LFA), an affiliate of LNY, is the principal underwriter for the group VARIABLE ANNUITY CONTRACTS. We may not offer a contract continuously or in every state. LFA retains no underwriting commissions from the sale of the group VARIABLE ANNUITY CONTRACTS.



DETERMINATION OF
VARIABLE ANNUITY
PAYMENTS


As stated in the prospectus, the amount of each Variable Annuity payment will vary depending on investment experience.

The initial payment amount of the ANNUITANT'S Variable Annuity for each Sub-Account is determined by dividing his Annuity Conversion Amount in each Sub-Account as of the initial Annuity Payment Calculation Date ("APCD") by the Applicable Annuity Conversion Factor as defined as follows:

The Annuity Conversion Factors which are used to determine the initial payments are based on the 1983 Individual Annuity Mortality Table, and an interest rate in an integral percentage ranging from zero to six percent (0 to 6.00%) as selected by the ANNUITANT.

The amount of the ANNUITANT'S subsequent Variable Annuity payment for each Sub-Account is determined by:

(a) Dividing the ANNUITANT'S initial Variable Annuity payment amount by the Annuity Unit Value for that Sub-Account selected for his interest rate option as described above as of his initial APCD; and

(b) Multiplying the resultant number of ANNUITY UNITS by the Annuity Unit Values for the Sub-Account selected for his interest rate option for his respective subsequent APCDs.

Each subsequent Annuity Unit Value for a Sub-Account for an interest rate option is determined by:

    Dividing the Accumulation Unit Value for the Sub-Account as of subsequent APCD by the Accumulation Unit Value for the Sub-Account as of the immediately preceding APCD;

    Dividing the resultant factor by one (1.00) plus the interest rate option to the n/365 power where n is the number of days from the immediately preceding APCD to the subsequent APCD; and

    Multiplying this factor times the Annuity Unit Value as of the immediately preceding APCD.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

 1.  Annuity Unit Value as of
     immediately preceding Annuity
     Payment Calculation Date.........  $   11.0000
 2.  Accumulation Unit Value as of
     Annuity Payment Calculation
     Date.............................  $   20.0000
 3.  Accumulation Unit Value as of
     immediately preceding Annuity
     Payment Calculation Date.........  $   19.0000
 4.  Interest Rate....................         6.00%
 5.  Interest Rate Factor (30 days)...       1.0048
 6.  Annuity Unit Value as of Annuity
     Payment Calculation Date = 1
     times 2 divided by 3 divided by
     5................................  $   11.5236

ILLUSTRATION OF ANNUITY PAYMENTS

 1.  Annuity Conversion Amount as of
     Participant's initial Annuity
     Payment Calculation Date.........  $100,000.00
 2.  Assumed Annuity Conversion Factor
     per $1 of Monthly Income for an
     individual age 65 selecting a
     Single Life Annuity with Assumed
     Interest Rate of 6%..............  $    138.63
 3.  Participant's initial Annuity
     Payment = 1 divided by 2.........  $    721.34
 4.  Assumed Annuity Unit Value as of
     Participant's initial Annuity
     Payment Calculation Date.........  $   11.5236
 5.  Number of Annuity Units = 3
     divided by 4.....................      62.5968
 6.  Assumed Annuity Unit Value as of
     Participant's second Annuity
     Payment Calculation Date.........  $   11.9000
 7.  Participant's second Annuity
     Payment = 5 times 6..............  $    744.90


CALCULATION OF INVESTMENT RESULTS


STANDARD INVESTMENT RESULTS:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the SUBACCOUNTS. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                         P(1+T)to the power of n = ERV

Where:  P = a hypothetical initial PURCHASE PAYMENT of $1,000
        T = average annual total return for the period in question
        N = number of years

        ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 PURCHASE PAYMENT made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional period thereof)

        The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; (2) all applicable non-recurring charges (including any surrender charges) are deducted at the end of the period in question; and (3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the Fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after the option became available in the Separate Account.

STANDARD PERFORMANCE DATA FOR THE PERIOD ENDING DECEMBER 31, 2000:



                                         SUB-ACCOUNT                         10 YEARS/
SUBACCOUNTS (FUND NAMES)                 INCEPTION DATE  1 YEAR     5 YEARS  SINCE INCEPTION DATE
AFIS Growth Account
(American FIS Growth Fund)                 09/27/00            N/A    N/A                  -15.49%
AFIS International Account
(American FIS Internatonal Fund)           09/27/00            N/A    N/A                  -19.33
AMT Mid-Cap Growth Account
(Neuberger Berman AMT Mid-Cap Growth)      09/27/00            N/A    N/A                  -27.86
Asset Manager Account
(Fidelity VIP II-Asset Manager)            01/31/97         -10.60%   N/A                    6.86
AVP Growth Account
(Alliance VP Growth Portfolio)             09/27/00            N/A    N/A                  -17.84
AVP Technology Account
(Alliance VP Technology Portfolio)         09/27/00            N/A    N/A                  -33.32
Balanced Account
(American Century VP Balanced)             01/31/97          -9.41    N/A                    5.53
Capital Appreciation Account
(Lincoln National Capital Appreciation
Fund)                                      09/27/00            N/A    N/A                   22.52
DGPF Real Estate Account
(Delaware GPF REIT Series)                 09/27/00            N/A    N/A                   -0.66
DGPF Trend Account
(Delaware GPF Trend Series)                09/27/00            N/A    N/A                  -26.86
Equity-Income Account
(Fidelity VIP Equity Income Portfolio)     01/31/97           0.89    N/A                    9.57
Global Growth Account
(Janus Aspen Series Worldwide Growth)      10/01/98         -21.53    N/A                   23.26
Growth I Account
(Fidelity VIP Growth Portfolio)            01/31/97         -17.16    N/A                   16.15
LN Growth and Income Account
(Lincoln National Growth and Income
Fund)                                      09/27/00            N/A    N/A                  -14.93
Index Account
(Dreyfus Stock Index Fund)                 10/01/98         -15.58    N/A                   12.45
International Stock Account
(T. Rowe Price International Stock
Portfolio)                                 01/31/97         -23.54    N/A                    4.64
Mid Cap Growth I Account
(Lincoln National Aggressive Growth
Fund)                                      10/01/98          -9.45    N/A                   22.94
Mid Cap Value Account
(Neuberger Berman AMT Partners)            10/01/98          -6.29    N/A                    7.71
Small Cap Account
(Dreyfus VIF Small Cap Portfolio)          01/31/97           5.44    N/A                    8.88
Small Cap Growth Account
(Baron Capital Asset Fund)                 10/01/98          -9.41    N/A                   23.61
Social Awareness Account
(Lincoln National Social Awareness
Fund)                                      10/01/98         -14.69    N/A                   10.32
VIP II Contrafund Account
(Fidelity VIP II Contrafund)               09/27/00            N/A    N/A                  -11.53



The tables provide performance information for GVA II contracts not subject to ERISA for each Sub-Account for specified periods ending December 31, 2000. This information does not indicate or represent future performance.


Performance information for GVA I and GVA III and GVA II contracts subject to ERISA is not shown.

NON-STANDARD INVESTMENT RESULTS:

The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a Fund became available in the VAA will be calculated based on (1) the performance of the Fund adjusted for contract charges (ie: mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund) and (2) the assumption that the SUBACCOUNTS were in existence for the same periods as indicated for the Fund. It may or may not reflect charges for any riders that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may also report performance assuming that you deposited $10,000 into a SUBACCOUNT at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for Contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a contract will fluctuate so that contractowner's investment may be worth more or less than the original investment.

Cumulative quotations are arrived at by calculating the change in accumulation unit value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.

NON-STANDARD PERFORMANCE DATA FOR THE PERIOD ENDING DECEMBER 31, 2000 (adjusted for Contract Expense Charges):



                                         FUND
                                         INCEPTION                                           SINCE
SUBACCOUNTS (FUND NAMES)                 DATE       YTD     1-YEAR  3-YEAR  5-YEAR  10-YEAR  INCEPTION
------------------------------------------------------------------------------------------------------
AFIS Growth Account
(American FIS Growth Fund)               02/08/94     3.43%   3.43% 29.11%  25.27%   20.78%      17.31%
---------------------------------------
AFIS International Account
(American FIS Internatonal Fund)         05/01/90   -22.84  -22.84  17.11   14.88    12.28       10.88
---------------------------------------
AMT Mid-Cap Growth Account
(Neuberger Berman AMT Mid-Cap Growth)    11/03/97    -8.38   -8.38  24.31     N/A      N/A       29.24
---------------------------------------
Asset Manager Account
(Fidelity VIP II-Asset Manager)          09/06/89    -4.89   -4.89   6.02    9.97    10.64        9.90
---------------------------------------
AVP Growth Account
(Alliance VP Growth Portfolio)           09/15/94   -18.59  -18.59  11.11   17.35      N/A       19.76
---------------------------------------
AVP Technology Account
(Alliance VP Technology Portfolio)       01/11/96   -22.46  -22.46  29.54     N/A      N/A       22.90
---------------------------------------
Balanced Account
(American Century VP Balanced)           05/01/91    -3.62   -3.62   6.38    8.83      N/A        8.66
---------------------------------------
Capital Appreciation Account
(Lincoln National Capital Appreciation
Fund)                                    02/03/94   -16.70  -16.70  17.81   18.86      N/A       17.24
---------------------------------------
DGPF Real Estate Account
(Delaware GPF REIT Series)               05/01/98    29.53   29.53    N/A     N/A      N/A        4.50
---------------------------------------
DGPF Trend Account
(Delaware GPF Trend Series)              12/27/93    -7.96   -7.96  21.09   18.44      N/A       18.09
---------------------------------------
Equity-Income Account
(Fidelity VIP Equity Income Portfolio)   10/09/86     7.34    7.34   7.69   12.28    16.01       12.08
---------------------------------------
Global Growth Account
(Janus Aspen Series Worldwide Growth)    09/13/93   -16.51  -16.51  20.16   21.70      N/A       20.91
---------------------------------------
Growth I Account
(Fidelity VIP Growth Portfolio)          10/09/86   -11.87  -11.87  18.31   18.02    18.67       15.04
---------------------------------------
Growth and Income Account
(Lincoln National Growth and Income
Fund)                                    12/28/81   -10.54  -10.54   7.37   13.59    14.19       13.74
---------------------------------------
Index Account
(Dreyfus Stock Index Fund)               09/29/89   -10.18  -10.18  10.83   16.70    15.64       13.43
---------------------------------------
International Stock Account
(T. Rowe Price International Stock
Portfolio)                               03/31/94   -18.65  -18.65   7.19    7.29      N/A        6.96
---------------------------------------
Mid Cap Growth I Account
(Lincoln National Aggressive Growth
Fund)                                    02/03/94    -3.66   -3.66   8.06   12.14      N/A       10.98
---------------------------------------
Mid Cap Value Account
(Neuberger Berman AMT Partners)          03/22/94    -0.30   -0.30   3.02   12.66      N/A       13.57
---------------------------------------
Small Cap Account
(Dreyfus VIF Small Cap Portfolio)        08/31/90    12.18   12.18   9.35   11.68    32.81       31.80
---------------------------------------
Small Cap Growth Account
(Baron Capital Asset Fund)               10/01/98    -3.62   -3.62    N/A     N/A      N/A       27.07
---------------------------------------
Social Awareness Account
(Lincoln National Social Awareness
Fund)                                    05/02/88    -9.24   -9.24   7.18   16.38    16.68       15.16
---------------------------------------
VIP II Contrafund Account
(Fidelity VIP II Contrafund)             01/03/95    -7.77   -7.77  12.89   16.14      N/A       19.54
---------------------------------------



The tables provide performance information for GVA II contracts not subject to ERISA for each Sub-Account for specified periods ending December 31, 2000. This information does not indicate or represent future performance.


Performance information for GVA I and GVA III and GVA II contracts subject to ERISA is not shown.

DISTRIBUTION OF CONTRACTS


Lincoln Financial Advisors Corporation ("LFA"), an indirect subsidiary of Lincoln National Corporation, is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


LFA is the VAA's principal underwriter and also enters into selling agreements with other unaffiliated broker-dealers authorizing them to offer the Contracts.



There are exchange privileges between SUBACCOUNTS, and between the VAA and LNY'S General Account. (See the Contracts). No exchanges are permitted between the VAA and other separate accounts.


ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, LNY may refer to the following organizations (and others) in its marketing materials:


A.M. BEST'S Rating System evaluates the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.



FITCH provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.


EAFE Index is prepared by MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI). It measures performance of securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification with over 1,000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance claims-paying rating is a system of rating insurance company's financial strength, market leadership and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuity contracts.

STANDARD & POOR'S CORP. insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.


STANDARD & POOR'S 500 INDEX (S&P 500)--broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the S&P 500. The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares and publication of the index itself are services of Standard & Poor's Corp., a financial advisory, securities rating and publishing firm.



NASDAQ-OTC Price Index--This index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.



DOW JONES INDUSTRIAL AVERAGE (DJIA)--Price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Co. and American Telephone and Telegraph Co. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.



RUSSELL 1000 INDEX--Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest US companies.



RUSSELL 2000 INDEX--Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest US companies.

LEHMAN BROTHERS AGGREGATE BOND INDEX--Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.



LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX--Composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity.



LEHMAN BROTHERS GOVERNMENT INTERMEDIATE BOND INDEX--Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, non-convertible, domestic debt of the US government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the US government) with maturities between one and 9.99 years.



MERRILL LYNCH HIGH YIELD MASTER INDEX--This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing US domestic debt and must carry a term to maturity of at least one year.



MORGAN STANLEY EMERGING MARKETS FREE INDEX--A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.



MORGAN STANLEY WORLD CAPITAL INTERNATIONAL WORLD INDEX--A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.



MORGAN STANLEY PACIFIC BASIN (EX-JAPAN) INDEX--An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.



NAREIT EQUITY REIT INDEX--All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.



SALOMON BROTHERS WORLD GOVERNMENT BOND (NON US) INDEX--A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.



SALOMON BROTHERS 90 DAY TREASURY-BILL INDEX--Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.



STANDARD AND POOR'S INDEX (S&P 400)--Consists of 400 domestic stocks chosen for market size, liquidity, and industry group representations.



STANDARD AND POOR'S UTILITIES INDEX--The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.



INTERNET. As an electronic communications network Internet may be used to provide information regarding "LNY" performance of the subaccounts and advertisement literature.


In its advertisements and other sales literature for the VAA and the eligible funds, LNY intends to illustrate the advantages of the contracts in a number of ways:

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the variable account over the fixed side; and the compounding effect when a client makes regular contributions to his or her account.


ANNUITY PAYOUT ILLUSTRATIONS.These will provide an initial benefit payment based in part on the annuitant, the contract value and the fixed and/or variable annuity payout option elected. In addition, variable annuity payout illustrations may show the historical results of a variable payout in a sub-account of the VAA.


DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same SUBACCOUNTS over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased for those subaccounts.


LINCOLN FINANCIAL GROUP. is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of nearly $100 billion and annual consolidated revenues of $6.8 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.



LNY'S CUSTOMERS. Sales literature for the VAA, the funds may refer to the number of employers and the number of individual annuity clients which LNY serves.

As of the date of this prospectus LNY was serving over 282 employer contracts employers and had more than 133,000 individuals.



LNY'S ASSETS, SIZE. LNY may discuss its general financial condition (see, for example, the reference to A.M. Best Co., above), it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any subclassification of those companies, based upon recognized evaluation criteria. (See Reference to A.M. Best Company above.) For example, at year-end 2000, LNY had statutory admitted assets of over $2 billion.


Sales literature may reference the Group Variable Annuity newsletter which is a newsletter distributed quarterly to clients of the VAA. The contents of the newsletter will be a commentary on general economic conditions and, on some occasions, referencing matters in connection with the Group Variable Annuity.

Sales literature and advertisements may reference these and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.


OTHER INFORMATION/SERVICES



Due to differences in redemption rates, tax treatment or other considerations, the interests of CONTRACTOWNERS under the variable life accounts could conflict with those of CONTRACTOWNERS under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.



DOLLAR-COST AVERAGING. Dollar-cost averaging allows you to transfer a designated amount from the fixed account into one or more SUBACCOUNTS on a monthly basis for 1, 2 or 3 years. The minimum amount to be dollar-cost averaged is $10,000 for 1 year, and $25,000 for 2 years or 3 years. You may change the receiving SUBACCOUNT allocation at any time. The dollar-cost averaging program will continue for the specified duration unless you authorize us to end the program sooner. However, we will cancel the program prematurely if the value of the guaranteed account drops below the amount required for the transfer. GVAIII fixed account restrictions may apply.



SYSTEMATIC TRANSFER. The systematic transfer service is only available to GVAIII participants. This service allows you fully liquidate your fixed account balance over four years in five annual installments and transfer the amounts into one or more of the SUBACCOUNTS. You may change the receiving SUBACCOUNT allocation at any time. A distribution or a non-scheduled transfer from the fixed account may cancel the systematic transfer program prematurely. The program will also be cancelled prematurely if the fixed account balance falls to $0.



ACCOUNT SWEEP. The account sweep service allows you to keep a designated amount (the baseline amount) in one SUBACCOUNT or the fixed account, and automatically transfer the excess to other SUBACCOUNTS of your choice. The transfers may take place monthly, quarterly, semi-annually or annually. A $10,000 minimum balance in the holding account is required in order to begin this service. For account sweep to occur, the holding account balance must exceed the designated baseline amount by at least $50. You may change the receiving SUBACCOUNT allocation at any time. Deposits to or distributions from the holding account will not adjust your baseline amount, but may affect the amount of money available to be transferred. A new account sweep program is required to change the designated baseline amount. GVAIII fixed account restrictions may apply.



PORTFOLIO REBALANCING. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of account value allocated to each subaccount or the fixed account. The rebalancing may take place quarterly, semi-annually or annually. You may choose to either rebalance within your designated investment accounts, or to rebalance your designated investment account based on your total account value within the group annuity contract. This second selection will move 100% of your balance based on your allocated percentages. For portfolio rebalancing to occur, the total transfer amount must be $50 or more. If this minimum transfer amount is not available, the transfer will not occur. You may change the designated investment accounts' allocations or percentages at any time. The portfolio rebalancing program will be cancelled prematurely if the selected rebalancing account balance falls to $0. GVAIII fixed account restrictions may apply.


FINANCIAL STATEMENTS

Financial statements of the VAA and the statutory-basis financial statements of LNY appear on the following pages.

                                         THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 2000

                                                      AFIS        AFIS           AMERICAN
                                                      GROWTH      INTERNATIONAL  CENTURY
                                                      CLASS 2     CLASS 2        VP BALANCED
                                         COMBINED     SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $19,423,023)                    $20,043,801  $      --   $       --     $          --
 - Investments at Market - Unaffiliated
   (Cost $273,748,019)                   286,328,671    395,229       29,646        11,058,009
---------------------------------------  -----------  ----------  -------------  -------------
---------------------------------------
TOTAL ASSETS                             306,372,472    395,229       29,646        11,058,009
 - Liability - Payable to Lincoln Life
   & Annuity Company of New York              25,414         33            2               913
---------------------------------------  -----------  ----------  -------------  -------------
---------------------------------------
NET ASSETS                               $306,347,058 $ 395,196   $   29,644     $  11,057,096
                                         ===========  ==========  =============  =============
---------------------------------------
PERCENT OF NET ASSETS                         100.00%      0.13%        0.01%             3.61%
                                         ===========  ==========  =============  =============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
 - Units in accumulation period                          43,957        3,454           495,159
 - Unit value                                         $   8.991   $    8.582     $      22.330
                                                      ----------  -------------  -------------
---------------------------------------
NET ASSETS                                            $ 395,196   $   29,644     $  11,057,096
                                                      ==========  =============  =============
---------------------------------------

                                                      FIDELITY    FIDELITY      FIDELITY
                                         FIDELITY     VIP         VIP II        VIP II
                                         VIP          MONEY       ASSET         CONTRAFUND
                                         GROWTH       MARKET      MANAGER       SERVICE CLASS 2
                                         SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $19,423,023)                    $        --  $     --    $         --  $            --
 - Investments at Market - Unaffiliated
   (Cost $273,748,019)                   109,851,352    64,319      33,522,777           60,021
---------------------------------------  -----------  ----------  ------------  ---------------
---------------------------------------
TOTAL ASSETS                             109,851,352    64,319      33,522,777           60,021
 - Liability - Payable to Lincoln Life
   & Annuity Company of New York               9,137        --           2,763                5
---------------------------------------  -----------  ----------  ------------  ---------------
NET ASSETS                               $109,842,215 $ 64,319    $ 33,520,014  $        60,016
                                         ===========  ==========  ============  ===============
---------------------------------------
PERCENT OF NET ASSETS                          35.86%     0.02%          10.94%            0.02%
                                         ===========  ==========  ============  ===============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
 - Units in accumulation period            2,341,192     4,587       1,366,675            6,376
 - Unit value                            $    46.917  $ 14.023    $     24.527  $         9.412
                                         -----------  ----------  ------------  ---------------
---------------------------------------
NET ASSETS                               $109,842,215 $ 64,319    $ 33,520,014  $        60,016
                                         ===========  ==========  ============  ===============
---------------------------------------

See accompanying notes.

                                         AVPSF       AVPSF       BARON       DGPF           DGPF
                                         GROWTH      TECHNOLOGY  CAPITAL     REIT           TREND          DREYFUS
                                         CLASS B     CLASS B     ASSET       SERVICE CLASS  SERVICE CLASS  SMALL CAP
                                         SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $19,423,023)                    $     --    $      --   $       --  $   342,154    $   78,515     $          --
 - Investments at Market - Unaffiliated
   (Cost $273,748,019)                     13,707      147,479    3,961,169           --            --        27,248,595
---------------------------------------  ----------  ----------  ----------  -------------  -------------  -------------
---------------------------------------
TOTAL ASSETS                               13,707      147,479    3,961,169      342,154        78,515        27,248,595
 - Liability - Payable to Lincoln Life
   & Annuity Company of New York                1           12          327           28             7             2,269
---------------------------------------  ----------  ----------  ----------  -------------  -------------  -------------
---------------------------------------
NET ASSETS                               $ 13,706    $ 147,467   $3,960,842  $   342,126    $   78,508     $  27,246,326
                                         ==========  ==========  ==========  =============  =============  =============
---------------------------------------
PERCENT OF NET ASSETS                        0.00%        0.05%        1.29%        0.11%         0.03%             8.89%
                                         ==========  ==========  ==========  =============  =============  =============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
 - Units in accumulation period             1,568       20,789      231,213       32,372        10,090         1,181,767
 - Unit value                            $  8.741    $   7.093   $   17.131  $    10.568    $    7.781     $      23.056
                                         ----------  ----------  ----------  -------------  -------------  -------------
---------------------------------------
NET ASSETS                               $ 13,706    $ 147,467   $3,960,842  $   342,126    $   78,508     $  27,246,326
                                         ==========  ==========  ==========  =============  =============  =============
---------------------------------------

                                                        FIDELITY
                                         DREYFUS        VIP
                                         STOCK INDEX    EQUITY-INCOME
                                         SUBACCOUNT     SUBACCOUNT
---------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $19,423,023)                    $          --  $          --
 - Investments at Market - Unaffiliated
   (Cost $273,748,019)                      49,354,140     26,730,672
---------------------------------------  -------------  -------------
---------------------------------------
TOTAL ASSETS                                49,354,140     26,730,672
 - Liability - Payable to Lincoln Life
   & Annuity Company of New York                 4,086          2,208
---------------------------------------  -------------  -------------
---------------------------------------
NET ASSETS                               $  49,350,054  $  26,728,464
                                         =============  =============
---------------------------------------
PERCENT OF NET ASSETS                            16.11%          8.72%
                                         =============  =============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
 - Units in accumulation period              1,215,361      1,070,949
 - Unit value                            $      40.605  $      24.958
                                         -------------  -------------
---------------------------------------
NET ASSETS                               $  49,350,054  $  26,728,464
                                         =============  =============
---------------------------------------

                                         JANUS ASPEN
                                         SERIES          LN              LN            LN          LN           NB AMT
                                         WORLDWIDE       AGGRESSIVE      CAPITAL       GROWTH AND  SOCIAL       MID-CAP
                                         GROWTH          GROWTH          APPRECIATION  INCOME      AWARENESS    GROWTH
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $19,423,023)                    $           --  $   16,382,408  $  80,145     $ 70,514    $ 3,090,065  $     --
 - Investments at Market - Unaffiliated
   (Cost $273,748,019)                       14,366,517              --         --           --             --    97,048
---------------------------------------  --------------  --------------  ------------  ----------  -----------  ----------
---------------------------------------
TOTAL ASSETS                                 14,366,517      16,382,408     80,145       70,514      3,090,065    97,048
 - Liability - Payable to Lincoln Life
   & Annuity Company of New York                  1,180           1,380          6            6            257         8
---------------------------------------  --------------  --------------  ------------  ----------  -----------  ----------
NET ASSETS                               $   14,365,337  $   16,381,028  $  80,139     $ 70,508    $ 3,089,808  $ 97,040
                                         ==============  ==============  ============  ==========  ===========  ==========
---------------------------------------
PERCENT OF NET ASSETS                              4.69%           5.35%      0.03%        0.02%          1.01%     0.03%
                                         ==============  ==============  ============  ==========  ===========  ==========
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
 - Units in accumulation period                 844,050         968,130      9,722        7,791        232,886    12,645
 - Unit value                            $       17.020  $       16.920  $   8.243     $  9.050    $    13.267  $  7.674
                                         --------------  --------------  ------------  ----------  -----------  ----------
---------------------------------------
NET ASSETS                               $   14,365,337  $   16,381,028  $  80,139     $ 70,508    $ 3,089,808  $ 97,040
                                         ==============  ==============  ============  ==========  ===========  ==========
---------------------------------------


                                         NB AMT       T. ROWE PRICE
                                         PARTNERS     INTERNATIONAL
                                         SUBACCOUNT   SUBACCOUNT
---------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $19,423,023)                    $        --  $          --
 - Investments at Market - Unaffiliated
   (Cost $273,748,019)                     1,222,321      8,205,670
---------------------------------------  -----------  -------------
---------------------------------------
TOTAL ASSETS                               1,222,321      8,205,670
 - Liability - Payable to Lincoln Life
   & Annuity Company of New York                 100            686
---------------------------------------  -----------  -------------
NET ASSETS                               $ 1,222,221  $   8,204,984
                                         ===========  =============
---------------------------------------
PERCENT OF NET ASSETS                           0.40%          2.68%
                                         ===========  =============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
 - Units in accumulation period               97,226        532,803
 - Unit value                            $    12.571  $      15.400
                                         -----------  -------------
---------------------------------------
NET ASSETS                               $ 1,222,221  $   8,204,984
                                         ===========  =============
---------------------------------------

See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ACCOUNT L
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                               AFIS            AFIS            AMERICAN
                                               GROWTH          INTERNATIONAL   CENTURY
                                               CLASS 2         CLASS 2         VP BALANCED
                             COMBINED          SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   (LOSS):
 - Dividends from
   investment income         $      3,103,328  $          --   $        --      $286,828
 - Dividends from net
   realized gains on
   investments                     34,333,223             --            --       180,628
 - Mortality and expense
   guarantees                      (3,319,787)          (398)          (55)     (112,936)
                             ----------------  --------------  --------------   --------
NET INVESTMENT INCOME
   (LOSS)                          34,116,764           (398)          (55)      354,520
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS:
 - Net realized gain (loss)
   on investments                   7,893,019            (86)          (27)      (23,898)
 - Net change in unrealized
   appreciation or
   depreciation on
   investments                    (67,452,245)       (21,864)       (2,844)     (751,691)
---------------------------  ----------------  --------------  --------------   --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                    (59,559,226)       (21,950)       (2,871)     (775,589)
---------------------------  ----------------  --------------  --------------   --------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS           $    (25,442,462) $     (22,348)  $    (2,926)     $(421,069)
---------------------------  ================  ==============  ==============   ========

                                               FIDELITY        FIDELITY        FIDELITY
                             FIDELITY          VIP             VIP II          VIP II
                             VIP               MONEY           ASSET           CONTRAFUND
                             GROWTH            MARKET          MANAGER         SERVICE CLASS 2
                             SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   (LOSS):
 - Dividends from
   investment income         $        143,481  $     5,869     $    1,206,294  $           --
 - Dividends from net
   realized gains on
   investments                     14,276,392           --          2,841,947              --
 - Mortality and expense
   guarantees                      (1,291,468)          --           (361,014)            (80)
                             ----------------  --------------  --------------  --------------
NET INVESTMENT INCOME
   (LOSS)                          13,128,405        5,869          3,687,227             (80)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS:
 - Net realized gain (loss)
   on investments                   3,440,747           --           (102,893)              6
 - Net change in unrealized
   appreciation or
   depreciation on
   investments                    (31,421,692)          --         (5,373,355)         (1,330)
---------------------------  ----------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                    (27,980,945)          --         (5,476,248)         (1,324)
---------------------------  ----------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS           $    (14,852,540) $     5,869     $   (1,789,021) $       (1,404)
---------------------------  ================  ==============  ==============  ==============

See accompanying notes.

                             AVPSF         AVPSF       BARON       DGPF
                             GROWTH        TECHNOLOGY  CAPITAL     REIT
                             CLASS B       CLASS B     ASSET       SERVICE CLASS
                             SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
--------------------------------------------------------------------------------
NET INVESTMENT INCOME
   (LOSS):
 - Dividends from
   investment income         $      --     $      --   $      --   $       --
 - Dividends from net
   realized gains on
   investments                      --            --       9,457           --
 - Mortality and expense
   guarantees                      (24)         (239)    (40,652)        (266)
                             ------------  ----------  ----------  -------------
NET INVESTMENT INCOME
   (LOSS)                          (24)         (239)    (31,195)        (266)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS:
 - Net realized gain (loss)
   on investments                  389        (5,733)    207,311           --
 - Net change in unrealized
   appreciation or
   depreciation on
   investments                    (150)      (23,138)   (295,531)      17,332
---------------------------  ------------  ----------  ----------  -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                     239       (28,871)    (88,220)      17,332
---------------------------  ------------  ----------  ----------  -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS           $     215     $ (29,110)  $(119,415)  $   17,066
---------------------------  ============  ==========  ==========  =============

                             DGPF                                         FIDELITY
                             TREND          DREYFUS        DREYFUS        VIP
                             SERVICE CLASS  SMALL CAP      STOCK INDEX    EQUITY-INCOME
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
---------------------------
NET INVESTMENT INCOME
   (LOSS):
 - Dividends from
   investment income         $        --    $      95,262  $     512,258  $     443,424
 - Dividends from net
   realized gains on
   investments                        --       12,012,114        809,150      1,670,573
 - Mortality and expense
   guarantees                       (112)        (253,876)      (548,481)      (251,355)
                             -------------  -------------  -------------  -------------
NET INVESTMENT INCOME
   (LOSS)                           (112)      11,853,500        772,927      1,862,642
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS:
 - Net realized gain (loss)
   on investments                 (3,106)         569,499      2,537,919        109,427
 - Net change in unrealized
   appreciation or
   depreciation on
   investments                    (7,016)      (9,746,143)    (8,992,797)      (218,720)
---------------------------  -------------  -------------  -------------  -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                   (10,122)      (9,176,644)    (6,454,878)      (109,293)
---------------------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS           $   (10,234)   $   2,676,856  $  (5,681,951) $   1,753,349
---------------------------  =============  =============  =============  =============

                             JANUS ASPEN
                             SERIES          LN          LN            LN
                             WORLDWIDE       AGGRESSIVE  CAPTION       GROWTH
                             GROWTH          GROWTH      APPRECIATION  AND INCOME
                             SUBACCOUNT      SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------
NET INVESTMENT INCOME
   (LOSS):
 - Dividends from
   investment income         $      326,670  $       --  $      --     $    322
 - Dividends from net
   realized gains on
   investments                    1,068,439     802,927         --           --
 - Mortality and expense
   guarantees                      (159,850)   (164,047)      (111)         (95)
                             --------------  ----------  ------------  ----------
NET INVESTMENT INCOME
   (LOSS)                         1,235,259     638,880       (111)         227
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS:
 - Net realized gain (loss)
   on investments                   186,181     450,672        (50)           8
 - Net change in unrealized
   appreciation or
   depreciation on
   investments                   (4,731,544) (2,552,612)    (8,088)      (3,000)
---------------------------  --------------  ----------  ------------  ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                   (4,545,363) (2,101,940)    (8,138)      (2,992)
---------------------------  --------------  ----------  ------------  ----------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS           $   (3,310,104) $(1,463,060) $  (8,249)   $ (2,765)
---------------------------  ==============  ==========  ============  ==========


                             LN          NB AMT
                             SOCIAL      MID-CAP     NB AMT      T-ROWE PRICE
                             AWARENESS   GROWTH      PARTNERS    INTERNATIONAL
                             SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
---------------------------
NET INVESTMENT INCOME
   (LOSS):
 - Dividends from
   investment income         $  22,250   $     --    $   7,100   $      53,570
 - Dividends from net
   realized gains on
   investments                 253,465         --      150,995         257,136
 - Mortality and expense
   guarantees                  (31,394)      (120)     (10,000)        (93,214)
                             ----------  ----------  ----------  -------------
NET INVESTMENT INCOME
   (LOSS)                      244,321       (120)     148,095         217,492
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS:
 - Net realized gain (loss)
   on investments               50,161     (2,569)     (34,901)        513,962
 - Net change in unrealized
   appreciation or
   depreciation on
   investments                (595,426)    (5,610)    (101,427)     (2,615,599)
---------------------------  ----------  ----------  ----------  -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                (545,265)    (8,179)    (136,328)     (2,101,637)
---------------------------  ----------  ----------  ----------  -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS           $(300,944)  $ (8,299)   $  11,767   $  (1,884,145)
---------------------------  ==========  ==========  ==========  =============

See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 2000

                                                 AFIS
                                                 GROWTH
                                                 CLASS 2
                                COMBINED         SUBACCOUNT
-----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $   236,855,333  $             --
Changes From Operations:
  - Net investment income
   (loss)                            13,576,397                --
  - Net realized gain (loss)
   on investments                     4,047,339                --
  - Net change in unrealized
   appreciation or
   depreciation on investments       44,693,942                --
------------------------------  ---------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        62,317,678                --
------------------------------
Change From Unit Transactions:
  - Contract purchases              108,543,350                --
  - Terminated contracts            (80,711,197)               --
------------------------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                      27,832,153                --
                                ---------------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        90,149,831                --
------------------------------  ---------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                             327,005,164                --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                            34,116,764              (398)
  - Net realized gain (loss)
   on investments                     7,893,019               (86)
  - Net change in unrealized
   appreciation or
   depreciation on investments      (67,452,245)          (21,864)
------------------------------  ---------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       (25,442,462)          (22,348)
------------------------------
Change From Unit Transactions:
  - Contract purchases              102,999,937           429,152
  - Terminated contracts            (98,215,581)          (11,608)
------------------------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       4,784,356           417,544
------------------------------  ---------------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       (20,658,106)          395,196
------------------------------  ---------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   306,347,058  $        395,196
                                ===============  ================
------------------------------

See accompanying notes.

                                                  AMERICAN
                                AFIS              CENTURY           AMERICAN          AVPSF             AVPSF        BARON
                                INTERNATIONAL     VP CAPITAL        CENTURY           GROWTH            TECHNOLOGY   CAPITAL
                                CLASS 2           APPRECIATION      VP BALANCED       CLASS B           CLASS B      ASSET
                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $          --     $      8,418,010  $     10,848,868  $            --   $       --   $    334,927
Changes From Operations:
  - Net investment income
   (loss)                                  --              (49,607)        1,522,950               --           --          2,942
  - Net realized gain (loss)
   on investments                          --             (292,971)          (34,838)              --           --         34,101
  - Net change in unrealized
   appreciation or
   depreciation on investments             --            1,097,125          (515,632)              --           --        494,084
------------------------------  ----------------  ----------------  ----------------  ----------------  -----------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                              --              754,547           972,480               --           --        531,127
------------------------------
Change From Unit Transactions:
  - Contract purchases                     --              971,562         2,392,649               --           --      3,900,676
  - Terminated contracts                   --          (10,144,119)       (2,576,989)              --           --     (1,360,882)
------------------------------  ----------------  ----------------  ----------------  ----------------  -----------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                            --           (9,172,557)         (184,340)              --           --      2,539,794
                                ----------------  ----------------  ----------------  ----------------  -----------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                              --           (8,418,010)          788,140               --           --      3,070,921
------------------------------  ----------------  ----------------  ----------------  ----------------  -----------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                    --                   --        11,637,008               --           --      3,405,848
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                                 (55)                  --           354,520              (24)        (239)       (31,195)
  - Net realized gain (loss)
   on investments                         (27)                  --           (23,898)             389       (5,733)       207,311
  - Net change in unrealized
   appreciation or
   depreciation on investments         (2,844)                  --          (751,691)            (150)     (23,138)      (295,531)
------------------------------  ----------------  ----------------  ----------------  ----------------  -----------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                          (2,926)                  --          (421,069)             215      (29,110)      (119,415)
------------------------------
Change From Unit Transactions:
  - Contract purchases                 33,112                   --         1,923,945          169,716      409,281      3,333,933
  - Terminated contracts                 (542)                  --        (2,082,788)        (156,225)    (232,704)    (2,659,524)
------------------------------  ----------------  ----------------  ----------------  ----------------  -----------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                        32,570                   --          (158,843)          13,491      176,577        674,409
------------------------------  ----------------  ----------------  ----------------  ----------------  -----------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          29,644                   --          (579,912)          13,706      147,467        554,994
------------------------------  ----------------  ----------------  ----------------  ----------------  -----------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $      29,644     $             --  $     11,057,096  $        13,706   $  147,467   $  3,960,842
                                ================  ================  ================  ================  ===========  ============
------------------------------


                                CALVERT
                                SOCIAL
                                BALANCED
                                SUBACCOUNT
------------------------------
NET ASSETS AT JANUARY 1, 1999   $ 2,006,558
Changes From Operations:
  - Net investment income
   (loss)                           (12,095)
  - Net realized gain (loss)
   on investments                   160,853
  - Net change in unrealized
   appreciation or
   depreciation on investments     (125,920)
------------------------------  -----------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        22,838
------------------------------
Change From Unit Transactions:
  - Contract purchases              353,635
  - Terminated contracts         (2,383,031)
------------------------------  -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                  (2,029,396)
                                -----------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                    (2,006,558)
------------------------------  -----------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                  --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                                --
  - Net realized gain (loss)
   on investments                        --
  - Net change in unrealized
   appreciation or
   depreciation on investments           --
------------------------------  -----------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                            --
------------------------------
Change From Unit Transactions:
  - Contract purchases                   --
  - Terminated contracts                 --
------------------------------  -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                          --
------------------------------  -----------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            --
------------------------------  -----------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $        --
                                ===========
------------------------------

See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999 AND 2000

                                DGPF             DGPF
                                REIT             TREND
                                SERVICE CLASS    SERVICE CLASS
                                SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $           --   $            --
Changes From Operations:
  - Net investment income
   (loss)                                   --                --
  - Net realized gain (loss)
   on investments                           --                --
  - Net change in unrealized
   appreciation or
   depreciation on investments              --                --
------------------------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                               --                --
------------------------------
Change From Unit Transactions:
  - Contract purchases                      --                --
  - Terminated contracts                    --                --
------------------------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                             --                --
                                ---------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                               --                --
------------------------------  ---------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                     --                --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                                 (266)             (112)
  - Net realized gain (loss)
   on investments                           --            (3,106)
  - Net change in unrealized
   appreciation or
   depreciation on investments          17,332            (7,016)
------------------------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                           17,066           (10,234)
------------------------------
Change From Unit Transactions:
  - Contract purchases                 325,580           114,492
  - Terminated contracts                  (520)          (25,750)
------------------------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                        325,060            88,742
------------------------------  ---------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          342,126            78,508
------------------------------  ---------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $      342,126   $        78,508
                                ===============  ===============
------------------------------

See accompanying notes.

                                                                                              FIDELITY         FIDELITY
                                                            FIDELITY         FIDELITY         VIP              VIP II
                                DREYFUS        DREYFUS      VIP              VIP              MONEY            ASSET
                                SMALL CAP      STOCK INDEX  EQUITY-INCOME    GROWTH           MARKET           MANAGER
                                SUBACCOUNT     SUBACCOUNT   SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $  20,002,361  $42,758,381  $   25,976,768   $  81,972,926    $       38,231   $  35,985,952
Changes From Operations:
  - Net investment income
   (loss)                            (184,871)     535,211         956,543       8,463,192             3,177       2,309,614
  - Net realized gain (loss)
   on investments                     209,965    1,296,418         408,379       1,640,862                --         164,351
  - Net change in unrealized
   appreciation or
   depreciation on investments      4,062,999    7,429,226         (57,149)     22,798,147                --       1,074,307
------------------------------  -------------  -----------  ---------------  -------------    ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       4,088,093    9,260,855       1,307,773      32,902,201             3,177       3,548,272
------------------------------
Change From Unit Transactions:
  - Contract purchases              6,116,660   19,576,561       7,354,432      35,947,901           321,919       6,748,510
  - Terminated contracts           (7,990,907) (11,956,410)     (7,393,723)    (20,998,171)         (221,186)     (7,882,954)
------------------------------  -------------  -----------  ---------------  -------------    ---------------  -------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                    (1,874,247)   7,620,151         (39,291)     14,949,730           100,733      (1,134,444)
                                -------------  -----------  ---------------  -------------    ---------------  -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       2,213,846   16,881,006       1,268,482      47,851,931           103,910       2,413,828
------------------------------  -------------  -----------  ---------------  -------------    ---------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            22,216,207   59,639,387      27,245,250     129,824,857           142,141      38,399,780
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                          11,853,500      772,927       1,862,642      13,128,405             5,869       3,687,227
  - Net realized gain (loss)
   on investments                     569,499    2,537,919         109,427       3,440,747                --        (102,893)
  - Net change in unrealized
   appreciation or
   depreciation on investments     (9,746,143)  (8,992,797)       (218,720)    (31,421,692)               --      (5,373,355)
------------------------------  -------------  -----------  ---------------  -------------    ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       2,676,856   (5,681,951)      1,753,349     (14,852,540)            5,869      (1,789,021)
------------------------------
Change From Unit Transactions:
  - Contract purchases              9,578,057   12,868,595       6,167,759      25,393,767           404,843       5,722,888
  - Terminated contracts           (7,224,794) (17,475,977)     (8,437,894)    (30,523,869)         (488,534)     (8,813,633)
------------------------------  -------------  -----------  ---------------  -------------    ---------------  -------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     2,353,263   (4,607,382)     (2,270,135)     (5,130,102)          (83,691)     (3,090,745)
------------------------------  -------------  -----------  ---------------  -------------    ---------------  -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       5,030,119  (10,289,333)       (516,786)    (19,982,642)          (77,822)     (4,879,766)
------------------------------  -------------  -----------  ---------------  -------------    ---------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  27,246,326  $49,350,054  $   26,728,464   $ 109,842,215    $       64,319   $  33,520,014
                                =============  ===========  ===============  =============    ===============  =============
------------------------------

                                FIDELITY
                                VIP II
                                CONTRAFUND
                                SERVICE CLASS 2
                                SUBACCOUNT
------------------------------
NET ASSETS AT JANUARY 1, 1999    $          --
Changes From Operations:
  - Net investment income
   (loss)                                   --
  - Net realized gain (loss)
   on investments                           --
  - Net change in unrealized
   appreciation or
   depreciation on investments              --
------------------------------   -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                               --
------------------------------
Change From Unit Transactions:
  - Contract purchases                      --
  - Terminated contracts                    --
------------------------------   -------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                             --
                                 -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                               --
------------------------------   -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                     --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                                  (80)
  - Net realized gain (loss)
   on investments                            6
  - Net change in unrealized
   appreciation or
   depreciation on investments          (1,330)
------------------------------   -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                           (1,404)
------------------------------
Change From Unit Transactions:
  - Contract purchases                  61,948
  - Terminated contracts                  (528)
------------------------------   -------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                         61,420
------------------------------   -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           60,016
------------------------------   -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                          $      60,016
                                 =============
------------------------------

See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999 AND 2000

                                JANUS ASPEN
                                SERIES           LN
                                WORLDWIDE        AGGRESSIVE
                                GROWTH           GROWTH
                                SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $       307,368  $        80,109
Changes From Operations:
  - Net investment income
   (loss)                               (29,484)         (35,991)
  - Net realized gain (loss)
   on investments                        97,891           98,681
  - Net change in unrealized
   appreciation or
   depreciation on investments        2,590,413        3,429,253
------------------------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         2,658,820        3,491,943
------------------------------
Change From Unit Transactions:
  - Contract purchases                8,299,080       10,071,317
  - Terminated contracts             (1,690,356)      (2,370,072)
------------------------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       6,608,724        7,701,245
                                ---------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         9,267,544       11,193,188
------------------------------  ---------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                               9,574,912       11,273,297
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                             1,235,259          638,880
  - Net realized gain (loss)
   on investments                       186,181          450,672
  - Net change in unrealized
   appreciation or
   depreciation on investments       (4,731,544)      (2,552,612)
------------------------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        (3,310,104)      (1,463,060)
------------------------------
Change From Unit Transactions:
  - Contract purchases               15,168,409       12,465,793
  - Terminated contracts             (7,067,880)      (5,895,002)
------------------------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       8,100,529        6,570,791
------------------------------  ---------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         4,790,425        5,107,731
------------------------------  ---------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    14,365,337  $    16,381,028
                                ===============  ===============
------------------------------

See accompanying notes.

                                LN                   LN               LN             NB AMT
                                CAPITAL              GROWTH AND       SOCIAL         MID-CAP        NB AMT           T. ROWE PRICE
                                APPRECIATION         INCOME           AWARENESS      GROWTH         PARTNERS         INTERNATIONAL
                                SUBACCOUNT           SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $            --      $          --    $     182,442  $         --   $       114,054  $   7,828,378
Changes From Operations:
  - Net investment income
   (loss)                                    --                 --           27,368            --             1,219         66,229
  - Net realized gain (loss)
   on investments                            --                 --           15,380            --           (11,114)       259,381
  - Net change in unrealized
   appreciation or
   depreciation on investments               --                 --          318,357            --             6,805      2,091,927
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                                --                 --          361,105            --            (3,090)     2,417,537
------------------------------
Change From Unit Transactions:
  - Contract purchases                       --                 --        3,185,868            --         1,017,652      2,284,928
  - Terminated contracts                     --                 --         (713,100)           --          (319,462)    (2,709,835)
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                              --                 --        2,472,768            --           698,190       (424,907)
                                -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                                --                 --        2,833,873            --           695,100      1,992,630
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                      --                 --        3,016,315            --           809,154      9,821,008
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                                  (111)               227          244,321          (120)          148,095        217,492
  - Net realized gain (loss)
   on investments                           (50)                 8           50,161        (2,569)          (34,901)       513,962
  - Net change in unrealized
   appreciation or
   depreciation on investments           (8,088)            (3,000)        (595,426)       (5,610)         (101,427)    (2,615,599)
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                            (8,249)            (2,765)        (300,944)       (8,299)           11,767     (1,884,145)
------------------------------
Change From Unit Transactions:
  - Contract purchases                  174,611             73,794        1,710,216       347,587           954,516      5,167,943
  - Terminated contracts                (86,223)              (521)      (1,335,779)     (242,248)         (553,216)    (4,899,822)
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                          88,388             73,273          374,437       105,339           401,300        268,121
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            80,139             70,508           73,493        97,040           413,067     (1,616,024)
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $        80,139      $      70,508    $   3,089,808  $     97,040   $     1,222,221  $   8,204,984
                                =================    ===============  =============  =============  ===============  =============
------------------------------

See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

1.   ACCOUNTING POLICIES AND ACCOUNT INFORMATION

   THE VARIABLE ACCOUNT: Lincoln Life & Annuity Variable Annuity Account L (Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust.

   On October 1, 1996, UNUM Life Insurance Company of America (UNUM America) and First Unum Life Insurance Company (First UNUM) completed the sale of their tax-qualified annuity business to the Company and The Lincoln National Life Insurance Company (Lincoln Life), the parent of the Company. The contracts of participants in the variable accounts of UNUM America and First UNUM with respect to which consent is obtained from the contractholders and/or participants have been reinsured pursuant to an assumption reinsurance agreement. Assets attributable to such participants' contracts have been transferred to the Variable Account and the variable accounts of Lincoln Life. Assets attributable to contracts of participants with respect to which such consent is not obtained will remain in the variable accounts of UNUM America and First Unum. During 1998, the net assets of the Variable Accounts increased by approximately $2,169,612 from novations of assets from the variable accounts of UNUM America and First Unum.

   The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of twenty-three mutual funds (the Funds) of twelve diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   American Funds Insurance Series (AFIS):
     AFIS Growth Class 2 Fund
     AFIS International Class 2 Fund

   American Century Variable Portfolios, Inc.:
     American Century VP Balanced Portfolio

   Alliance Variable Products Series Fund (AVPSF):
     AVPSF Growth Class B Fund
     AVPSF Technology Class B Fund

   Baron Capital Funds Trust:
     Baron Capital Asset Fund

   Delaware Group Premium Fund (DGPF):
     REIT Service Class Series
     Trend Service Class Series

   Dreyfus Variable Investment Fund:
     Dreyfus Small Cap Portfolio
     Dreyfus Stock Index Fund

   Fidelity Variable Insurance Products Fund:
     Fidelity VIP Equity Income Portfolio
     Fidelity VIP Growth Portfolio
     Fidelity VIP Money Market Portfolio

   Fidelity Variable Insurance Products Fund II:
     Fidelity VIP II Asset Manager Portfolio
     Fidelity VIP II Contrafund Service Class 2 Portfolio

   Janus Aspen Series:
     Janus Aspen Series Worldwide Growth Portfolio

   Lincoln National:
     LN Aggressive Growth Fund
     LN Capital Appreciaiton Fund
     LN Growth & Income Fund
     LN Social Awareness Fund

   Neuberger Berman Advisors Management Trust (NB AMT):
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Partners Portfolio

   T. Rowe Price International Series, Inc.:
     T. Rowe Price International Stock Portfolio

   The Fidelity VIP Money Market Portfolio is used only for investments of initial contributions for which the Company has not received complete order instructions. Upon receipt of complete order instructions, the payments transferred to the Fidelity VIP Money Market Portfolio are allocated to purchase shares of one of the above Funds.

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2000, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

1.   ACCOUNTING POLICIES AND ACCOUNT
    INFORMATION (CONTINUED)

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date with the exception of Fidelity VIP Money Market Portfolio which is invested monthly. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2.   MORTALITY AND EXPENSE GUARANTEES

   Amounts are paid to the Company for mortality and expense guarantees at an effective annual rate of 1.00% of each portfolio's average daily net assets within the Variable Account with the exception of Fidelity VIP Money Market Portfolio, which does not have a mortality and expense charge.

   Accordingly, the Company is responsible for all sales, general, and administrative expenses applicable to the Variable Accounts.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. NET ASSETS

   The following is a summary of net assets owned at December 31, 2000.

                                                                        AMERICAN
                                             AFIS        AFIS           CENTURY       AMERICAN      AVPSF
                                             GROWTH      INTERNATIONAL  VP CAPITAL    CENTURY       GROWTH
                                             CLASS 2     CLASS 2        APPRECIATION  VP BALANCED   CLASS B
                                COMBINED     SUBACCOUNT  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $214,434,716 $ 417,544   $   32,570     $   477,832   $  8,597,994  $   13,491
------------------------------
Accumulated net investment
   income (loss)                 66,584,574       (398)         (55)        412,469      3,113,474         (24)
Accumulated net realized gain
   (loss) on investments         12,126,338        (86)         (27)       (890,301)       (50,294)        389
Net unrealized appreciation or
   depreciation on investments   13,201,430    (21,864)      (2,844)             --       (604,078)       (150)
------------------------------  -----------  ----------  -------------  ------------  ------------  ----------
------------------------------
                                $306,347,058 $ 395,196   $   29,644     $        --   $ 11,057,096  $   13,706
                                ===========  ==========  =============  ============  ============  ==========


                                                             FIDELITY    FIDELITY      FIDELITY            JANUS ASPEN
                                FIDELITY       FIDELITY      VIP         VIP II        VIP II              SERIES
                                VIP            VIP           MONEY       ASSET         CONTRAFUND          WORLDWIDE
                                EQUITY-INCOME  GROWTH        MARKET      MANAGER       SERVICE CLASS 2     GROWTH
                                SUBACCOUNT     SUBACCOUNT    SUBACCOUNT  SUBACCOUNT    SUBACCOUNT          SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $ 18,965,230   $ 64,080,576  $ 52,235    $ 23,804,399  $       61,420      $     14,992,401
------------------------------
Accumulated net investment
   income (loss)                   4,599,866     28,983,495    12,084      11,691,469             (80)            1,205,932
Accumulated net realized gain
   (loss) on investments             575,009      5,373,893        --           8,429               6               284,111
Net unrealized appreciation or
   depreciation on investments     2,588,359     11,404,251        --      (1,984,283)         (1,330)           (2,117,107)
------------------------------  -------------  ------------  ----------  ------------  ------------------  ----------------
------------------------------
                                $ 26,728,464   $109,842,215  $ 64,319    $ 33,520,014  $       60,016      $     14,365,337
                                =============  ============  ==========  ============  ==================  ================

                                AVPSF       BARON       CALVERT     DGPF           DGPF
                                TECHNOLOGY  CAPITAL     SOCIAL      REIT           TREND          DREYFUS        DREYFUS
                                CLASS B     ASSET       BALANCED    SERVICE CLASS  SERVICE CLASS  SMALL CAP      STOCK INDEX
                                SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $ 176,577   $3,524,214  $(378,445)  $    325,060   $    88,742    $  19,741,157  $  33,902,043
------------------------------
Accumulated net investment
   income (loss)                     (239)     (28,525)   187,326           (266)         (112)      12,680,182      2,294,322
Accumulated net realized gain
   (loss) on investments           (5,733)     243,482    191,119             --        (3,106)         728,211      4,278,553
Net unrealized appreciation or
   depreciation on investments    (23,138)     221,671         --         17,332        (7,016)      (5,903,224)     8,875,136
------------------------------  ----------  ----------  ----------  -------------  -------------  -------------  -------------
------------------------------
                                $ 147,467   $3,960,842  $      --   $    342,126   $    78,508    $  27,246,326  $  49,350,054
                                ==========  ==========  ==========  =============  =============  =============  =============


                                LN                LN            LN          LN           NB AMT
                                AGGRESSIVE        CAPITAL       GROWTH AND  SOCIAL       MID-CAP     NB AMT      T. ROWE PRICE
                                GROWTH            APPRECIATION  INCOME      AWARENESS    GROWTH      PARTNERS    INTERNATIONAL
                                SUBACCOUNT        SUBACCOUNT    SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $     14,347,976  $   88,388    $ 73,273    $ 3,013,084  $ 105,339   $1,209,020  $   6,722,596
------------------------------
Accumulated net investment
   income (loss)                         602,780        (111)        227        271,912       (120)     149,197        409,769
Accumulated net realized gain
   (loss) on investments                 547,204         (50)          8         66,330     (2,569)     (45,624)       827,384
Net unrealized appreciation or
   depreciation on investments           883,068      (8,088)     (3,000)      (261,518)    (5,610)     (90,372)       245,235
------------------------------  ----------------  ------------  ----------  -----------  ----------  ----------  -------------
------------------------------
                                $     16,381,028  $   80,139    $ 70,508    $ 3,089,808  $  97,040   $1,222,221  $   8,204,984
                                ================  ============  ==========  ===========  ==========  ==========  =============

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

4.   PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2000.

                                         AGGREGATE       AGGREGATE
                                         COST OF         PROCEEDS
                                         PURCHASES       FROM SALES
-----------------------------------------------------------------------
AFIS Growth Class 2 Fund                 $      422,944  $        5,765
---------------------------------------
AFIS International Class 2 Fund                  32,998             481
---------------------------------------
American Century VP Balanced Portfolio        1,411,453       1,215,181
---------------------------------------
AVPSF Growth Class B Fund                       149,421         135,953
---------------------------------------
AVPSF Technology Class B Fund                   305,948         129,598
---------------------------------------
Baron Capital Asset Fund                      2,443,499       1,800,053
---------------------------------------
DGPF REIT Service Class Series                  325,349             527
---------------------------------------
DGPF Trend Service Class Series                 114,080          25,443
---------------------------------------
Dreyfus Small Cap Portfolio                  17,191,466       2,983,030
---------------------------------------
Dreyfus Stock Index Fund                      5,432,631       9,264,616
---------------------------------------
Fidelity VIP Equity Income Portfolio          3,871,336       4,277,365
---------------------------------------
Fidelity VIP Growth Portfolio                23,833,218      15,829,311
---------------------------------------
Fidelity VIP Money Market Portfolio             344,616         422,438
---------------------------------------
Fidelity VIP II Asset Manager Portfolio       6,062,851       5,464,656
---------------------------------------
Fidelity VIP II Contrafund Service
   Class 2 Portfolio                             61,866             521
---------------------------------------
Janus Aspen Series Worldwide Portfolio       12,112,735       2,776,027
---------------------------------------
LN Aggressive Growth Fund                     9,256,511       2,045,764
---------------------------------------
LN Capital Appreciation Fund                    170,473          82,190
---------------------------------------
LN Growth & Income Fund                          74,028             522
---------------------------------------
LN Social Awareness Fund                      1,484,761         865,828
---------------------------------------
NB AMT Mid-Cap Growth Portfolio                 284,658         179,431
---------------------------------------
NB AMT Partners Portfolio                       980,652         431,179
---------------------------------------
T. Rowe Price International Portfolio         3,986,362       3,500,331
---------------------------------------
                                         --------------  --------------
                                         $   90,353,856  $   51,436,210
                                         ==============  ==============

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

5. INVESTMENTS

   The following is a summary of investments owned at December 31, 2000.

                                                      NET
                                         SHARES       ASSET   VALUE OF         COST OF
                                         OUTSTANDING  VALUE   SHARES           SHARES
---------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund                      5,393   $73.29  $       395,229  $      417,093
---------------------------------------
AFIS International Class 2 Fund               1,444    20.53           29,646          32,490
---------------------------------------
American Century VP Balanced Portfolio    1,521,047     7.27       11,058,009      11,662,087
---------------------------------------
AVPSF Growth Class B Fund                       549    24.99           13,707          13,857
---------------------------------------
AVPSF Technology Class B Fund                 5,923    24.90          147,479         170,617
---------------------------------------
Baron Capital Asset Fund                    229,500    17.26        3,961,169       3,739,498
---------------------------------------
DGPF REIT Service Class Series               31,048    11.02          342,154         324,822
---------------------------------------
DGPF Trend Service Class Series               2,637    29.77           78,515          85,531
---------------------------------------
Dreyfus Small Cap Portfolio                 676,144    40.30       27,248,595      33,151,819
---------------------------------------
Dreyfus Stock Index Fund                  1,451,592    34.00       49,354,140      40,479,004
---------------------------------------
Fidelity VIP Equity Income Portfolio      1,047,440    25.52       26,730,672      24,142,313
---------------------------------------
Fidelity VIP Growth Portfolio             2,516,640    43.65      109,851,352      98,447,101
---------------------------------------
Fidelity VIP Money Market Portfolio          64,319     1.00           64,319          64,319
---------------------------------------
Fidelity VIP II Asset Manager Portfolio   2,095,174    16.00       33,522,777      35,507,060
---------------------------------------
Fidelity VIP II Contrafund Service
   Class 2 Portfolio                          2,539    23.64           60,021          61,351
---------------------------------------
Janus Aspen Series Worldwide Portfolio      388,494    36.98       14,366,517      16,483,624
---------------------------------------
LN Aggressive Growth Fund                   928,445    17.65       16,382,408      15,499,340
---------------------------------------
LN Capital Appreciation Fund                  3,162    25.35           80,145          88,233
---------------------------------------
LN Growth & Income Fund                       1,630    43.25           70,514          73,514
---------------------------------------
LN Social Awareness Fund                     83,048    37.21        3,090,065       3,351,583
---------------------------------------
NB AMT Mid-Cap Growth Portfolio               4,317    22.48           97,048         102,658
---------------------------------------
NB AMT Partners Portfolio                    75,592    16.17        1,222,321       1,312,693
---------------------------------------
T. Rowe Price International Portfolio       544,504    15.07        8,205,670       7,960,435
                                                              ---------------  --------------
---------------------------------------
                                                              $   306,372,472  $  293,171,042
                                                              ===============  ==============

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

6.   NEW INVESTMENT FUNDS AND FUND NAME CHANGES

   During 2000, the AFIS Growth Class 2 Fund, the AFIS International Class 2 Fund, the AVPSF Growth Class B Fund, the AVPSF Technology Class B Fund, the DGPF REIT Series Service Class Portfolio, the DGPF Trend Series Serivce Class Portfolio, the Fidelity VIP II Contrafund Service Class 2 Fund, the LN Capital Appreciation Fund, the LN Growth & Income Fund and the NB AMT Mid-Cap Growth Fund became available as investment options for Variable Account contract owners.

7.   FUND SUBSTITUTION

   In August of 1999, a share substitution replaced the Calvert Social Balanced Portfolio with the Lincoln National Social Awareness Fund, and the American Century VP Capital Appreciation Portfolio with the Lincoln National Aggressive Growth Fund, as investment options under the variable annuity contracts. The substitution resulted in the involuntary reinvestment of participants cash value in the Calvert Social Balanced Portfolio and the American Century VP Capital Appreciation Portfolio.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of Lincoln Life & Annuity Company of New York and
Contract Owners of Lincoln Life & Annuity Variable Annuity Account L

We have audited the accompanying statement of assets and liability of Lincoln Life & Annuity Variable Annuity Account L ("Variable Account") (comprised of the following subaccounts: American Funds Insurance Series ("AFIS") Growth Class 2, AFIS International
Class 2, American Century VP Capital Appreciation, American Century Variable Portfolios Balanced, Alliance Variable Products Series Fund ("AVPSF") Growth Class B, AVPSF Technology Class B, Baron Capital Funds Capital Asset, Calvert Social Balanced, Delaware Group Premium Fund ("DGPF") REIT Service Class, DGPF Trend Service Class, Dreyfus Variable Investment Fund ("Dreyfus") Small Cap, Dreyfus Stock Index, Fidelity Variable Insurance Products Fund ("Fidelity VIP") Equity-Income, Fidelity VIP Growth, Fidelity VIP Money Market, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund Service Class 2, Janus Aspen Worldwide Growth, Lincoln National ("LN") Aggressive Growth, LN Capital Appreciation, LN Growth & Income, LN Social Awareness, Neuberger Berman Advisors Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, and T. Rowe Price International Series International Stock) as of December 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life & Annuity Variable Annuity Account L at December 31, 2000, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2001

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              2000             1999
                                                              --------------   --------------
ADMITTED ASSETS
CASH AND INVESTED ASSETS:
Bonds                                                         $1,535,863,727   $1,482,592,831
------------------------------------------------------------
Unaffiliated common stocks                                                --          161,005
------------------------------------------------------------
Mortgage loans on real estate                                    185,143,131      197,425,386
------------------------------------------------------------
Policy loans                                                     178,943,976      177,437,149
------------------------------------------------------------
Cash and short-term investments                                   46,690,257       29,467,267
------------------------------------------------------------
Other invested assets                                                329,026          223,126
------------------------------------------------------------
Receivable for securities                                                 --        1,313,866
------------------------------------------------------------  --------------   --------------
Total cash and invested assets                                 1,946,970,117    1,888,620,630
------------------------------------------------------------
Premiums and fees in course of collection                          6,842,032        6,578,363
------------------------------------------------------------
Accrued investment income                                         30,071,679       29,296,814
------------------------------------------------------------
Other admitted assets                                              4,803,174       38,442,338
------------------------------------------------------------
Separate account assets                                          329,781,374      328,767,871
------------------------------------------------------------  --------------   --------------
Total admitted assets                                         $2,318,468,376   $2,291,706,016
------------------------------------------------------------  ==============   ==============

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $  873,952,295   $  853,572,463
------------------------------------------------------------
Other policyholder funds                                         897,562,593      951,347,964
------------------------------------------------------------
Other liabilities                                                 50,144,923       25,045,378
------------------------------------------------------------
Asset valuation reserve                                           10,400,107        7,884,503
------------------------------------------------------------
Interest maintenance reserve                                              --          956,570
------------------------------------------------------------
Net transfers due from separate accounts                         (11,992,077)      (8,262,299)
------------------------------------------------------------
Separate account liabilities                                     329,781,374      328,767,871
------------------------------------------------------------  --------------   --------------
Total liabilities                                              2,149,849,215    2,159,312,450
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $100 par value:
  Authorized, issued and outstanding shares -- 20,000
  (owned by The Lincoln National Life Insurance Company)           2,000,000        2,000,000
------------------------------------------------------------
Paid-in surplus                                                  384,128,481      384,128,481
------------------------------------------------------------
Unassigned surplus -- deficit                                   (217,509,320)    (253,734,915)
------------------------------------------------------------  --------------   --------------
Total capital and surplus                                        168,619,161      132,393,566
------------------------------------------------------------  --------------   --------------
Total liabilities and capital and surplus                     $2,318,468,376   $2,291,706,016
------------------------------------------------------------  ==============   ==============

See accompanying notes.                                                      S-1

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000           1999           1998
                                                              ------------   ------------   --------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $244,426,295   $172,708,594   $1,291,566,984
------------------------------------------------------------
Net investment income                                          132,082,842    132,213,228      105,083,579
------------------------------------------------------------
Surrender and administrative charges                             2,475,660      2,401,973        2,834,073
------------------------------------------------------------
Mortality and expense charges on deposit funds                   4,872,577      2,937,632        1,980,728
------------------------------------------------------------
Amortization of interest maintenance reserve                        46,790        925,547          579,137
------------------------------------------------------------
Other revenues                                                   5,951,027      2,127,634          536,698
------------------------------------------------------------  ------------   ------------   --------------
Total revenues                                                 389,855,191    313,314,608    1,402,581,199
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                               261,564,959    207,985,159    1,320,787,190
------------------------------------------------------------
Commissions                                                     13,942,948     17,665,459      274,529,390
------------------------------------------------------------
Underwriting, insurance and other expenses                      34,611,310     32,297,064       28,064,172
------------------------------------------------------------
Net transfers to separate accounts                              25,113,242     28,255,807       33,875,951
------------------------------------------------------------  ------------   ------------   --------------
Total benefits and expenses                                    335,232,459    286,203,489    1,657,256,703
------------------------------------------------------------  ------------   ------------   --------------
Gain (loss) from operations before dividends to
policyholders, federal income taxes (benefit) and net
realized loss on investments                                    54,622,732     27,111,119     (254,675,504)
------------------------------------------------------------
Dividends to policyholders                                       5,784,285      5,624,728        3,375,629
------------------------------------------------------------  ------------   ------------   --------------
Gain (loss) from operations before federal income taxes
(benefit) and net realized loss on investments                  48,838,447     21,486,391     (258,051,133)
------------------------------------------------------------
Federal income taxes (benefit)                                     792,834       (427,033)      (4,561,826)
------------------------------------------------------------  ------------   ------------   --------------
Gain (loss) from operations before net realized loss on
investments                                                     48,045,613     21,913,424     (253,489,307)
------------------------------------------------------------
Net realized loss on investments                                (2,233,251)    (2,012,331)        (721,449)
------------------------------------------------------------  ------------   ------------   --------------
Net income (loss)                                             $ 45,812,362   $ 19,901,093   $ (254,210,756)
------------------------------------------------------------  ============   ============   ==============

See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                                        UNASSIGNED            TOTAL
                                                COMMON             PAID-IN              SURPLUS--             CAPITAL AND
                                                STOCK              SURPLUS              DEFICIT               SURPLUS
                                                ----------------   ------------------   -------------------   -------------------
BALANCES AT JANUARY 1, 1998                     $      2,000,000   $      227,407,481   $       (16,555,254)  $       212,852,227
----------------------------------------------
Surplus paid-in                                               --          156,721,000                    --           156,721,000
----------------------------------------------
Net loss                                                      --                   --          (254,210,756)         (254,210,756)
----------------------------------------------
Increase in unrealized capital losses                         --                   --              (178,648)             (178,648)
----------------------------------------------
Decrease in nonadmitted assets                                --                   --               241,698               241,698
----------------------------------------------
Increase in asset valuation reserve                           --                   --            (3,024,183)           (3,024,183)
----------------------------------------------
Increase in liability for reinsurance in
unauthorized companies                                        --                   --              (682,060)             (682,060)
----------------------------------------------  ----------------   ------------------   -------------------   -------------------
BALANCES AT DECEMBER 31, 1998                          2,000,000          384,128,481          (274,409,203)          111,719,278
----------------------------------------------

Add (deduct):
Net income                                                    --                   --            19,901,093            19,901,093
----------------------------------------------
Increase in unrealized capital losses                         --                   --              (939,080)             (939,080)
----------------------------------------------
Decrease in nonadmitted assets                                --                   --               187,322               187,322
----------------------------------------------
Increase in asset valuation reserve                           --                   --            (2,509,909)           (2,509,909)
----------------------------------------------
Increase in liability for reinsurance in
unauthorized companies                                        --                   --              (605,340)             (605,340)
----------------------------------------------
Gain on reinsurance transaction                               --                   --             4,640,202             4,640,202
----------------------------------------------  ----------------   ------------------   -------------------   -------------------
BALANCES AT DECEMBER 31, 1999                          2,000,000          384,128,481          (253,734,915)          132,393,566
----------------------------------------------

Add (deduct):
Net income                                                    --                   --            45,812,362            45,812,362
----------------------------------------------
Increase in unrealized capital losses                         --                   --              (215,965)             (215,965)
----------------------------------------------
Increase in nonadmitted assets                                --                   --            (5,544,963)           (5,544,963)
----------------------------------------------
Increase in asset valuation reserve                           --                   --            (2,515,605)           (2,515,605)
----------------------------------------------
Decrease in liability for reinsurance in
unauthorized companies                                        --                   --               822,580               822,580
----------------------------------------------
Change in valuation basis for deposit fund
liabilities and accident and health reserves                  --                   --            (1,574,037)           (1,574,037)
----------------------------------------------
Amortization of gain on 1999 reinsurance
transaction                                                   --                   --              (558,779)             (558,779)
----------------------------------------------  ----------------   ------------------   -------------------   -------------------
BALANCES AT DECEMBER 31, 2000                   $      2,000,000   $      384,128,481   $      (217,509,322)  $       168,619,159
----------------------------------------------  ================   ==================   ===================   ===================

See accompanying notes.                                                      S-3

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000            1999            1998
                                                              -------------   -------------   ---------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 244,312,744   $ 172,535,360   $ 1,284,669,810
------------------------------------------------------------
Investment income received                                      134,872,591     138,850,106        96,331,551
------------------------------------------------------------
Benefits paid                                                  (301,454,632)   (204,263,171)      (83,399,329)
------------------------------------------------------------
Underwriting, insurance and other expenses paid                 (76,441,777)    (96,041,640)     (351,272,500)
------------------------------------------------------------
Federal income taxes recovered (paid)                               464,893        (656,134)        1,703,193
------------------------------------------------------------
Dividends to policyholders                                       (5,848,391)     (5,921,665)        2,651,237
------------------------------------------------------------
Change in other liabilities                                      48,015,638     (38,369,356)               --
------------------------------------------------------------
Other income received and expenses paid, net                     26,265,843       1,653,592        39,064,672
------------------------------------------------------------  -------------   -------------   ---------------
Net cash provided by (used in) operating activities              70,186,909     (32,212,908)      989,748,634
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      202,673,308     294,554,595       249,409,117
------------------------------------------------------------
Purchase of investments                                        (254,130,400)   (369,356,711)   (1,280,892,696)
------------------------------------------------------------
Net increase in policy loans                                     (1,506,827)     (7,064,582)     (131,317,640)
------------------------------------------------------------  -------------   -------------   ---------------
Net cash used in investing activities                           (52,963,919)    (81,866,698)   (1,162,801,219)
------------------------------------------------------------

FINANCING AND MISCELLANEOUS ACTIVITIES
Capital and surplus paid-in                                              --              --       156,721,000
------------------------------------------------------------
Other                                                                    --              --        (3,895,136)
------------------------------------------------------------  -------------   -------------   ---------------
Net cash provided by financing activities                                --              --       152,825,864
------------------------------------------------------------  -------------   -------------   ---------------

Net increase (decrease) in cash and short-term investments       17,222,990    (114,079,606)      (20,226,721)
------------------------------------------------------------
Total cash and short-term investments at beginning of year       29,467,267     143,546,873       163,773,594
------------------------------------------------------------  -------------   -------------   ---------------
Total cash and short-term investments at end of year          $  46,690,257   $  29,467,267   $   143,546,873
------------------------------------------------------------  =============   =============   ===============

See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS-STATUTORY BASIS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

--------------------------------------------------------------------------------

ORGANIZATION
Lincoln Life & Annuity Company of New York (the "Company") is a wholly owned subsidiary of The Lincoln National Life Insurance Company ("Lincoln Life"), which is a wholly owned subsidiary of Lincoln National Corporation ("LNC"). In 1996, the Company was organized under the laws of the state of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the state of New York.

The Company's principal business consists of underwriting annuities, deposit-type contracts and life insurance sold through multiple distribution channels. The Company conducts business only in the state of New York.

USE OF ESTIMATES
The nature of the insurance business requires management to make estimates and assumptions that affect amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from these estimates.

BASIS OF PRESENTATION
The accompanying statutory-basis financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department, which practices differ from accounting principles generally accepted in the United States ("GAAP").

For periods prior to January 1, 2001, effective "prescribed" statutory accounting practices were interspersed throughout state insurance laws and regulations, the National Association of Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other National Association of Insurance Commissions ("NAIC") publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within in a state and may change in the future.

The NAIC revised the ACCOUNTING PRACTICES AND PROCEDURES MANUAL in a process referred to as Codification. The revised manual became effective on January 1, 2001. New York adopted the provisions of the revised manual subject to certain modifications. The most significant modification affecting the Company is that New York did not adopt the provisions of Codification requiring companies to record deferred tax assets and liabilities. The revised manual will result in other changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements for periods subsequent to December 31, 2000. The cumulative effect of changes in accounting principles adopted to conform to the revised ACCOUNTING PRACTICES AND PROCEDURES MANUAL will be reported in 2001 financial statements as an adjustment to surplus as of January 1, 2001. Management believes the impact of these changes, upon adoption, will not result in a significant reduction in the Company's statutory-basis capital and surplus.

Existing statutory accounting practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS
Bonds are reported at cost or amortized cost or fair value based on their NAIC rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of bonds and mortgage loans attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than a reduction to unassigned surplus. Under GAAP, realized capital gains and losses are reported in net income; on a pre-tax basis, in the period in which the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortized of deferred acquisition costs and investment expenses, using the specific identification method. Under GAAP, writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

POLICY ACQUISITION COSTS
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

NONADMITTED ASSETS
Certain assets designated as "nonadmitted," principally furniture and equipment, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

PREMIUMS AND DEPOSITS
Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues;

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

BENEFITS RESERVES
Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of operations; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values. For traditional life and disability income products, benefits and expenses are recognized when incurred in a manner consistent with the related premium recognition policies.

REINSURANCE
Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

DEFERRED INCOME TAXES
Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

POLICYHOLDER DIVIDENDS
Policyholder dividends are recognized when declared rather than over the term of the related policies.

STATEMENTS OF CASH FLOWS
Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of the Company's capital and surplus and net income (loss) determined on a statutory basis with amounts determined in accordance with GAAP is as follows:

                                                              CAPITAL AND SURPLUS   NET INCOME (LOSS)
                                                              -----------------------------------------------------
                                                              DECEMBER 31           YEAR ENDED DECEMBER 31
                                                              2000       1999       2000       1999       1998
                                                              -----------------------------------------------------
                                                              (IN THOUSANDS)        (IN THOUSANDS)
                                                              -----------------------------------------------------
Amounts reported on a statutory-basis.......................  $168,619   $132,394   $ 45,812   $ 19,901   $(254,211)
GAAP adjustments:
  Unrealized loss on investments............................   (22,619)   (74,971)        --         --          --
  Interest maintenance reserve..............................        --        957     (3,206)       458        (579)
  Net realized gain (loss) on investments...................    (1,502)    (1,951)       347     (6,348)      3,050
  Asset valuation reserve...................................    10,400      7,885         --         --          --
  Policy and contract reserves..............................   (78,945)   (72,302)    (7,676)    25,985     271,293
  Present value of future profits, deferred policy
    acquisition costs and goodwill..........................   329,068    369,032    (15,195)    (6,639)      6,091
  Policyholders' share of earnings and surplus on
    participating business..................................    (8,297)    (9,325)     1,028      1,071        (100)
  Deferred income taxes.....................................    31,006     17,505     (7,814)   (12,159)    (12,696)
  Nonadmitted assets........................................     5,660      1,685         --         --          --
  Other, net................................................      (959)     2,555      3,871     (2,096)        (82)
                                                              --------   --------   --------   --------   ---------
Net increase (decrease).....................................   263,812    241,070    (28,645)       272     266,977
                                                              --------   --------   --------   --------   ---------
Amounts on a GAAP basis.....................................  $432,431   $373,464   $ 17,167   $ 20,173   $  12,766
                                                              ========   ========   ========   ========   =========

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) Other significant accounting practices are as follows:

INVESTMENTS
Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

Short-term investments include investments with maturities of less than one year at the date of acquisition.

Policy loans are reported at unpaid principal balances.

Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments.

Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common stocks are credited or charged directly in unassigned surplus.

PREMIUMS
Premiums for group tax-qualified annuity business are recognized as revenue when deposited. Life insurance and individual annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

BENEFIT RESERVES
Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance inforce, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

Liabilities related to policyholders' funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

CLAIMS AND CLAIM ADJUSTMENT EXPENSES
Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

REINSURANCE CEDED AND ASSUMED
Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

PENSION BENEFITS
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of variable annuity and universal life contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits and mortality charges on variable universal life contracts are included in income and from mortality and expense charges on deposit funds. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from mortality and expense charges on deposit funds.

RECLASSIFICATIONS
Certain amounts reported in the 2000 Annual Statement of the Company have been reclassified in the accompanying financial statements; however, such reclassifications had no effect on unassigned surplus-deficit or on net income.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

2. INVESTMENTS

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                           COST OR          GROSS         GROSS
                                                           AMORTIZED        UNREALIZED    UNREALIZED     FAIR
                                                           COST             GAINS         LOSSES         VALUE
                                                           ------------------------------------------------------------
At December 31, 2000:
  Corporate..............................................  $1,258,043,165   $12,258,931   $(40,298,957)  $1,230,003,139
  U.S. government........................................      26,082,036     1,353,121        (76,345)      27,358,812
  Foreign government.....................................      17,090,948       468,702       (865,569)      16,694,081
  Mortgage-backed........................................     231,565,609     4,478,734     (1,460,720)     234,583,623
  State and municipal....................................       3,081,969        21,205             --        3,103,174
                                                           --------------   -----------   ------------   --------------
                                                           $1,535,863,727   $18,580,693   $(42,701,591)  $1,511,742,829
                                                           ==============   ===========   ============   ==============

At December 31, 1999:
  Corporate..............................................  $1,214,312,519   $   908,731   $(65,599,479)  $1,149,621,771
  U.S. government........................................      25,736,299        11,711     (1,900,750)      23,847,260
  Foreign government.....................................      17,602,777       362,624     (1,070,496)      16,894,905
  Mortgage-backed........................................     221,570,519         2,732     (9,530,799)     212,042,452
  State and municipal....................................       3,370,717            --       (105,915)       3,264,802
                                                           --------------   -----------   ------------   --------------
                                                           $1,482,592,831   $ 1,285,798   $(78,207,439)  $1,405,671,190
                                                           ==============   ===========   ============   ==============

The carrying amount of bonds in the balance sheet at December 31, 2000 and 1999 reflects adjustments of $1,333,693 and $1,123,693, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC designating certain investments in or near default.

A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 2000, by contractual maturity, is as follows:

                          COST OR
                          AMORTIZED        FAIR
                          COST             VALUE
                          -------------------------------
Maturity:
  In 2001...............  $   55,774,634   $   55,637,893
  In 2002-2005..........     411,016,874      406,609,876
  In 2006-2010..........     429,344,203      419,664,778
  After 2010............     408,162,407      395,246,659
  Mortgage-backed
    securities..........     231,565,609      234,583,623
                          --------------   --------------
Total...................  $1,535,863,727   $1,511,742,829
                          ==============   ==============

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Proceeds from sales of investments in bonds during 2000, 1999 and 1998, were $50,802,571, $253,876,450 and $203,748,028, respectively. Gross gains during
2000, 1999 and 1998, of $385,946, $842,229 and $3,612,434, respectively, and gross losses of $3,048,848, $6,968,975 and $1,529,149, respectively, were realized on those sales.

At December 31, 2000 and 1999, investments in bonds, with an admitted asset value of $500,024 and $500,078, respectively, were on deposit with the Department to satisfy regulatory requirements.

During 2000, the minimum and maximum lending rates for mortgage loans were 7.83% and 9.33%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 2000, the Company did not hold any mortgages with interest overdue beyond one year. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

2. INVESTMENTS (CONTINUED)
The major categories of net investment income are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000           1999           1998
                                                              ------------------------------------------
Income:
  Bonds.....................................................  $105,825,033   $106,590,150   $ 78,205,686
  Mortgage loans on real estate.............................    14,035,856     13,522,104     14,304,385
  Policy loans..............................................    10,614,785     11,018,423      7,981,377
  Cash, short-term and other investments....................     3,006,508      2,391,977      5,893,453
                                                              ------------   ------------   ------------
Total investment income.....................................   133,482,182    133,522,654    106,384,901

Investment expenses.........................................     1,399,340      1,309,426      1,301,322
                                                              ------------   ------------   ------------
Net investment income.......................................  $132,082,842   $132,213,228   $105,083,579
                                                              ============   ============   ============

Net realized capital losses are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000                1999                1998
                                                              --------------------------------------------------
Net realized capital gains (losses).........................  $(5,392,925)        $(4,743,577)        $3,538,335
Less amount transferred to IMR (net of related taxes
  (credits) of ($1,701,363), ($1,706,485) and $1,634,708, in
  2000, 1999 and 1998, respectively)........................   (3,159,674)         (3,169,187)         3,035,887
                                                              -----------         -----------         ----------
                                                               (2,233,251)         (1,574,390)           502,448
Less federal income taxes on realized gains.................           --             437,941          1,223,897
                                                              -----------         -----------         ----------
Net realized capital losses after transfer to IMR and
  taxes.....................................................  $(2,233,251)        $(2,012,331)        $ (721,449)
                                                              ===========         ===========         ==========

3. FEDERAL INCOME TAXES

The Company's federal income tax return is not consolidated with any other entities. The effective federal income tax rate in the accompanying statements of operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, other pass through tax attributes from investments, differences in ceding commissions, policy acquisition costs, and policy and contract liabilities in the tax return versus the financial statements.

In 1998, a federal income tax net operating loss of $80,156,000 was incurred. The Company utilized $9,162,000 of the net operating loss to recover taxes paid in prior years. In 1999, $11,612,000 of net operating loss was utilized to offset 1999 taxable income and in 2000 $29,343,000 of net operating loss was utilized to offset 2000 taxable income. The remaining portion of the net operating loss at December 31, 2000, of $30,039,000 will be available for use to offset taxable income in future years. The net operating loss carryforward expires in 2013.

No federal income tax payments were made in 1999 or 1998. The Company received a refund of $3,196,000 in 1999 as a result of the utilization of the net operating loss. The Company paid alternative minimum tax payments of $900,000 in 2000.

4. REINSURANCE

The Company cedes insurance to other companies, including certain affiliates. A portion of risks exceeding the Company's retention limit is reinsured with Lincoln Life. The Company limits its maximum coverage that it retains on an individual to $500,000. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

On January 2, 1998, the Company and Lincoln Life entered into an indemnity reinsurance transaction whereby the Company and Lincoln Life reinsured 100% of a block of individual life insurance and annuity business from CIGNA Corporation ("CIGNA"). The Company paid $149,621,452 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $149,714,239 in 1998, which is included in the Statements of Operations line item "Commissions." At the time of closing, this block of business had statutory liabilities of $779,551,235 that became the Company's obligation. The Company also received assets, measured on a historical, statutory basis, equal to the liabilities.

In 1999, the Company received $5,800,000 from CIGNA as a result of the final settlement of the statutory-basis values of assets and liabilities for the reinsured business. The $5,800,000 is included in the Statements of Operations line item "Other revenues."

Subsequent to the CIGNA transaction, the Company and Lincoln Life announced that they had reached an agreement

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

4. REINSURANCE (CONTINUED)
to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.

On November 1, 1999, the Company and Lincoln Life reached an agreement to retrocede virtually 100% of the disability income business assumed from CIGNA. A gain on the transaction of $4,640,202 was recorded directly in unassigned surplus and is being recognized in statutory earnings over the life of the business with $558,779 recognized in income in 2000.

On October 1, 1998, the Company entered into an indemnity reinsurance transaction whereby the Company and Lincoln Life reinsured 100% of a block of individual life insurance business from Aetna, Inc. The Company paid $143,721,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $135,374,141 in 1998, which is included in the statements of operations line item "Commissions." At the time of closing, this block of business had statutory liabilities of $463,007,132 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

Subsequent to the Aetna transaction, the Company and Lincoln Life announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000, of which $11,900,000 was received by the Company. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

The balance sheet caption, "Future policy benefits and claims" has been reduced for insurance ceded by $87,748,000 and $97,457,160 at December 31, 2000 and 1999, respectively. The balance sheet caption, "Other policyholder funds" has been reduced for insurance ceded by $1,645,109 and $2,290,826 at December 31, 2000 and 1999, respectively.

The caption "Premiums and deposits" in the statements of operations includes $122,293,714 and $140,394,771 of insurance assumed and $26,954,922 and
$44,245,573 of insurance ceded in 2000 and 1999, respectively.

The caption "Benefits and settlement expenses" in the statements of operations is net of reinsurance recoveries of $16,717,361 and $71,763,962 for 2000 and 1999, respectively.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $464,800 and $1,287,400 at December 31, 2000 and 1999,
respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At
December 31, 2000, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

5. LIFE AND ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES

At December 31, 2000 and 1999, the Company had $408,060,280 and $1,149,964,000,
respectively, of insurance inforce for which the gross premiums are less than the net premiums according to the standard of valuation set by the state of New York. Reserves to cover the above insurance totaled $4,736,882 and $5,893,549 at December 31, 2000 and 1999, respectively.

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                   AMOUNT           PERCENT
                                   ------------------------
Subject to discretionary
  withdrawal with adjustment:
  With market value adjustment...  $  295,582,214     24.2%
  At book value, less surrender
    charge.......................      70,318,938      5.8
  At market value................     312,909,427     25.7

Subject to discretionary
  withdrawal without adjustment
  at book value with minimal or
  no charge or adjustment........     495,666,249     40.7
Not subject to discretionary
  withdrawal.....................      44,538,694      3.6
                                   --------------    -----
Total annuity reserves and
  deposit fund liabilities,
  before reinsurance.............   1,219,015,522    100.0%
                                                     =====
Less reinsurance.................       2,076,789
                                   --------------
Net annuity reserves and deposit
  fund liabilities, including
  separate accounts..............  $1,216,938,733
                                   ==============

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

5. LIFE AND ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES (CONTINUED)
Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                              DECEMBER 31
                              2000           1999
                              ---------------------------
Premium deposit funds.......  $866,537,763   $920,665,883
Undistributed earnings on
  participating business....    30,993,957     30,544,045
Other.......................        30,873        138,036
                              ------------   ------------
                              $897,562,593   $951,347,964
                              ============   ============

6. CAPITAL AND SURPLUS

The Company received additional paid-in surplus from Lincoln Life of $156,721,000 in October 1998.

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2000, the Company exceeds the RBC requirements.

The payment of dividends by the Company requires 30 day advance notice to the Department.

7. EMPLOYEE BENEFIT PLANS

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis Statements of Operations or financial position for any of the periods shown.

LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments on the option issuance anniversary in the four years following the grant anniversary date. A "reload option" feature was added in 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

As of December 31, 2000, there were 37,034 shares of LNC common stock subject to options granted to Company employees under the stock option incentive plans of which 17,169 were exercisable on that date. The exercise prices of the outstanding options range from $21.32 to $50.83. In 1999 and 1998, 3,740 and 137 options were exercised, respectively and in 1999, 2,400 options were forfeited. No options were exercised or forfeited during 2000 and no options were forfeited in 1998.

8. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES

VULNERABILITY FROM CONCENTRATIONS
At December 31, 2000, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

At December 31, 2000, the Company did not have a concentration of: 1) business transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

MARKETING AND COMPLIANCE MATTERS
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageious to the policyholder. The Company's

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

8. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

CONTINGENCY MATTERS
The Company is occasionally involved in various pending or threatened legal proceedings arising from the conduct of business. These proceedings are routine in the ordinary course of business. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these proceedings will not have a material adverse effect on the financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes. The Company has accrued for expected assessments net of estimated future premium tax deductions.

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of the Company's financial instruments.

BONDS AND COMMON STOCK
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of common stocks are based on quoted market prices.

MORTGAGE LOANS ON REAL ESTATE
The estimated fair values of mortgage loans on real estate are established using a discounted cash flow method based on credit rating, maturity and future income. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market prices; or 3) the fair value of the collateral if the loan is collateral dependent.

POLICY LOANS
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using U.S. treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

CASH AND SHORT-TERM INVESTMENTS
The carrying value of cash and short-term investments approximates their fair value.

INVESTMENT-TYPE INSURANCE CONTRACTS
The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment-type insurance contracts (i.e., deposit contracts). The fair values for the deposit contracts are based on their approximate surrender values.

The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of 'investment-type insurance contracts' are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

SEPARATE ACCOUNTS
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                              DECEMBER 31
                                                              -------------------------------------------------
                                                              2000                      1999
                                                              -----------------------   -----------------------
                                                              CARRYING                  CARRYING
ASSETS (LIABILITIES)                                          VALUE        FAIR VALUE   VALUE        FAIR VALUE
---------------------------------------------------------------------------------------------------------------
                                                              (IN THOUSANDS)
                                                              -------------------------------------------------
Bonds.......................................................  $1,535,863   $1,511,743   $1,482,593   $1,405,671
Unaffiliated common stocks..................................          --           --          161          161
Mortgage loans on real estate...............................     185,143      183,394      197,425      189,179
Policy loans................................................     178,944      190,615      177,437      190,667
Cash and short-term investments.............................      46,690       46,690       29,467       29,467
Other invested assets.......................................         329          329          223          223
Investment-type insurance contracts.........................    (876,379)    (824,960)    (951,348)    (910,752)
Separate account assets.....................................     329,781      329,781      328,768      328,768
Separate account liabilities................................    (329,781)    (329,781)    (328,768)    (328,768)

10. TRANSACTIONS WITH AFFILIATES

The Company has entered into agreements with Lincoln Life to receive processing and other corporate services. Fees paid to Lincoln Life for such services were $22,986,332, $22,675,891 and $18,504,450 in 2000, 1999 and 1998, respectively.
The Company has also entered into an agreement with Lincoln Life to provide certain processing services. Fees received from Lincoln Life for such services were $2,439,100, $1,359,279 and $273,952 in 2000, 1999 and 1998, respectively.

The Company has an investment management agreement with an affiliate, Lincoln Investment Management, Inc., for investment advisory and asset management services. Fees paid for such investment services were $1,388,223, $1,309,426 and $1,501,592 in 2000, 1999 and 1998, respectively.

The Company cedes business to two affiliated companies, Lincoln Life and Lincoln National Reassurance Company. The caption "Premiums and deposits" in the accompanying statements of operations has been reduced by $4,783,310 and $6,269,272 for premiums paid on these contracts in 2000 and 1999, respectively. The caption "Future policy benefits and claims" has been reduced by $2,475,583 and $2,323,435 related to reserve credits taken on these contracts as of December 31, 2000 and 1999, respectively.

11. SEPARATE ACCOUNTS

Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds are carried at fair value. None of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums, deposits and other considerations amounted to $61,642,139, $109,574,216 and $73,993,993 in 2000, 1999 and 1998, respectively.
Reserves for separate accounts with assets at fair value were $317,471,859 and $320,413,080 at December 31, 2000 and 1999, respectively. All reserves are subject to discretionary withdrawal at market value.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

11. SEPARATE ACCOUNTS (CONTINUED)
A reconciliation of transfers to separate accounts is as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000          1999              1998
                                                              --------------------------------------------
Transfers as reported in the Summary of Operations of
various separate accounts:
  Transfers to separate accounts............................  $ 61,642,139  $109,574,216      $ 73,993,993
  Transfers from separate accounts..........................   (36,528,897)  (81,318,409)      (40,118,042)
                                                              ------------  ------------      ------------
Net transfer to separate accounts as reported in the
Statement of Operations.....................................  $ 25,113,242  $ 28,255,807      $ 33,875,951
                                                              ============  ============      ============

REPORT OF INDEPENDENT AUDITORS

Board of Directors
Lincoln Life & Annuity Company of New York

We have audited the accompanying statutory-basis balance sheets of Lincoln Life & Annuity Company of New York (a wholly owned subsidiary of The Lincoln National Life Insurance Company) as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the Untied States, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2000 and 1999, the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

Fort Wayne, Indiana
March 30, 2001

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  List of Financial Statements

          1. Part A. The Table of Condensed Financial Information is included in Part A of this Registration Statement.

          2.     Part B.
                 The following financial statements for the Variable Account are included in Part B of this Registration Statement:

                 Statement of Assets and Liability -- December 31, 2000 Statement of Operations -- Year ended December 31, 2000 Statement of Changes in Net Assets -- Years ended December 31,
                   2000 and 1999
                 Notes to Financial Statements -- December 31, 2000
                 Report of Ernst & Young LLP, Independent Auditors

          3.     Part B.
                 The following statutory-basis financial statements of Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:


                 Balance Sheets -- Statutory-Basis -- December 31, 2000 and 1999 Statements of Operations -- Statutory-Basis -- Years ended
                   December 31, 2000, 1999 and 1998
                 Statements of Changes in Capital and Surplus -- Statutory-
                   Basis -- Years ended December 31, 2000, 1999 and 1998
                 Statements of Cash Flows -- Statutory Basis -- Years ended
                   December 31, 2000, 1999 and 1998
                 Notes to Statutory-Basis Financial Statements -- December 31,
                   2000
                 Report of Ernst & Young LLP, Independent Auditors


     (b)  Exhibits

          1. Resolution adopted by the Board of Directors of Lincoln Life & Annuity Company of New York on July 24, 1996 establishing the Lincoln Life & Annuity Variable Annuity Account L of Lincoln Life & Annuity Company of New York. /1/

          2.     Not applicable.

          3(a).  Principal Underwriting Contract. /2/

          3(b).  Broker-dealer sales agreement. /2/

          4(a). Group Variable Annuity I Contract for Lincoln Life & Annuity Company of New York. /8/

          4(b). Group Variable Annuity II Contract for Lincoln Life & Annuity Company of New York. /8/

          4(c). Group Variable Annuity III Contract for Lincoln Life & Annuity Company of New York. /8/

          4(d).  Form of endorsement to Group Annuity Contract and Certificate.
                 /4/

          4(e).  Form of Group Annuity Endorsement to the Contract. /5/

          5(a).  Application for Group Annuity Contract. /8/

          5(b).  Participant Enrollment Form. /8/

          6. Copy of certificate of incorporation and by-laws of Lincoln Life & Annuity Company of New York. /1/

          7.     Not applicable.

          8(a). Form of Service Agreement between Lincoln Life & Annuity Company of New York and Delaware Management Holdings, Inc./6/

          8(b).  Fund Participation Agreement/Amendments for American Century

          8(c).  Fund Participation Agreement/Amendments for Baron

          8(d). Participation Agreement between Lincoln Life & Annuity Company of New York and Dreyfus Life & Annuity Index Fund, Inc. and Dreyfus Variable Investment Fund. /2/

          8(e).  Fund Participation Agreement/Amendments for Fidelity

          8(f).  Fund Participation Agreement/Amendments for Janus

          8(g). Fund Participation Agreement/Amendments for The Lincoln National Aggressive Growth Fund, Inc.

          8(h). Fund Participation Agreement/Amendments for The Lincoln National Social Awareness Fund, Inc.

          8(i).  Participation Agreement/Amendments for Neuberger & Berman

          8(j). Participation Agreement between Lincoln Life & Annuity Company of New York and T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. /2/

          8(k).  Fund Participation Agreement/Amendments for Alliance

          8(l).  Fund Participation Agreement/Amendments for American Funds.

          8(m).  Fund Participation Agreement/Amendments for Delaware Group

          8(n). Fund Participation Agreement/Amendments for The Lincoln National Capital Appreciation Fund, Inc.

          8(o). Fund Participation Agreement/Amendments for The Lincoln National Growth & Income/Fund.

          9. Consent and opinion of Counsel as to the legality of the securities being registered. /2/

          10(a). Consent of Ernst & Young LLP, Independent Auditors.

          11.    Not applicable.

          12.    Not applicable.

          13(a). Schedule for Computation of Performance Quotations./3/

          13(b). Supplement to Schedule for Computation of Performance
                 Quotations. /4/

          14.    Not applicable.

          15(a). Organizational Chart of Lincoln National Life Insurance Holding
                 Company System.

          15(b). Memorandum Concerning Books and Records.

----------------------------
     /1/   Incorporated herein by reference to the registrant's initial registration statement filed with the Securities and Exchange Commission on August 27, 1996 (File No. 333-10805).

     /2/ Incorporated herein by reference to Pre-effective Amendment No. 1 on Form N-4 filed by the Lincoln Life & Annuity Variable Account L of Lincoln Life & Annuity Company of New York with the Securities and Exchange Commission on September 30, 1996.

     /3/ Incorporated herein by reference to Post-effective Amendment No. 1 on Form N-4 filed by Lincoln Life & Annuity Variable Annuity Account L of Lincoln Life & Annuity Company of New York on April 30, 1997 (File No. 333-10805).

     /4/ Incorporated herein by reference to Post-effective Amendment No. 2 on Form N-4 filed by Lincoln Life & Annuity Variable Annuity Account L of Lincoln Life & Annuity Company of New York on May 1, 1998 (File No. 333-10863).

     /5/ Incorporated herein by reference to Post-effective Amendment No. 5 on Form N-4 filed by Lincoln Life & Annuity Variable Annuity Account L of Lincoln Life & Annuity Company of New York on April 29, 1999 (File No. 333-10805).

     /6/ Incorporated herein by reference to Pre-Effective Amendment No. 1 (333-38007) filed on 10/11/99.

     /7/ Incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-4 filed by Lincoln Life & Annuity Account of Lincoln Life & Annuity Company of New York on September 30, 1998 (File No. 333-10861).

     /8/ Incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-4 filed by Lincoln Life & Annuity Account L of Lincoln Life & Annuity Company of New York on April 14, 2000 (File No. 333-10805).

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to the Lincoln Life & Annuity Variable Annuity Account L as well as the Contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to the Lincoln Life & Annuity Variable Annuity Account L, as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name                                        Positions and Offices with Lincoln Life & Annuity Company of New York
----                                        ---------------------------------------------------------------------
Lorry J. Stensrud**                         President and Director

John H. Gotta*****                          2nd  Vice President and Director

Janet Chrzan **                             2nd Vice President/Chief Financial Officer

J. Patrick Barrett                          Director
   Chairman and CEO
   Carpat Investments
   4605 Watergap
   Manlius, NY  13104

Robert D. Bond **                           Director

Jon A. Boscia***                            Director

Diane Dillman **                            AVP/Director of Annuities Compliance

Christine Frederick*****                    AVP/Director of Life Compliance

Steven M. Kluever**                         2nd Vice President


Barbara S. Kowalczyk***                     Director

M. Leanne Lachman                           Director
   Principal
   Lend Lease Real Estate Investments
   787 7th Avenue -46th Floor
   New York, NY  10019

Louis G. Marcoccia                          Director
   Senior Vice President
   Syracuse University
   Skytop Office Building
   Skytop Road
   Syracuse, NY  13244-5300




Gary W. Parker*****                         2nd  Vice President and Director

John M. Pietruski                           Director
   One Penn Plaza
   Suite 3408
   New York, NY  10119

Ron J. Ponder                               Director
  President & CEO
  Telecom, Media & Networks Americas
  A Cap Gemini Ernst & Young Company
  25 Airport Road
  Morristown, NJ 07960

Lawrence T. Rowland****                     Director

Robert O. Sheppard*                         2nd Vice President/General Counsel

Eldon J. Summers, Jr.**                     Treasurer

C. Suzanne Womack***                        Secretary

----------------------------
* Principal business address of each person is 120 Madison Street, 17th Floor, Syracuse, New York 13202.

** Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, Indiana 46801.

*** Principal business address of each person is Centre Square, West Tower, 1500 Market St., Suite 3900, Philadelphia, PA 19102.

**** Principal business address of each person is 1700 Magnovox Way, One Reinsurance Place, Fort Wayne, Indiana 46804.

***** Principal business address of each person is 359 Church Street, Hartford, CT 06103.

Item 26. Persons Controlled by or Under Common Control with Lincoln Life & Annuity Company of New York ("LLANY") or the Lincoln Life & Annuity Variable Annuity Account L.

Lincoln Life & Annuity Variable Annuity Account L is a separate account of LLANY and may be deemed to be controlled by LLANY although LLANY will follow voting instructions of Contractholders with respect to voting on certain important matters requiring a vote of Contractholders.


See Exhibit 15(a): The Organizational Chart of Lincoln National Life Insurance Holding Company System is hereby incorporated herein by this reference.

Item 27.  Number of Contractholders

As of March 31, 2001, Registrant had 274 Contractholders.

Item 28.  Indemnification

Under the Participation Agreements entered into between LLANY and the Dreyfus Life & Annuity Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Corporation, Variable Insurance Products Funds I and II and Fidelity Distributors Corporation, Twentieth Century Management Company, and T. Rowe Price (the "Funds"), LLANY and its directors, officers, employees, agents and control persons have been indemnified by the Funds against any losses, claims or liabilities that arise out of any untrue statement or alleged untrue statement or omission of a material fact in the Funds' registration statements, prospectuses or sales literature. In addition, the Funds will indemnify LLANY against any liability, loss, damages, costs or expenses which LLANY may incur as a result of the Funds' incorrect calculations, incorrect reporting and/or untimely reporting of the Funds' net asset values, dividend rates or capital gain distribution rates.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a) Lincoln Financial Advisors Corporation also acts as the principal underwriter for Lincoln National Variable Annuity Account L, the VA Separate Account of UNUM Life Insurance Company of America, and the VA-I Separate Account OF First UNUM Life Insurance Company.

(b)(1) The following table sets forth certain information regarding the officers and directors of Lincoln Financial Advisors Corporation:



                              POSITIONS AND OFFICES
NAME AND ADDRESS              WITH LINCOLN FINANCIAL ADVISORS CORPORATION
----------------              -------------------------------------------
J. Michael Hemp*****          President and Director

John M. Behrendt**            Vice President

Jeffrey C. Carleton*****      Vice President

Lucy D. Gase**                Vice President, Assistant Secretary and Director

Matthew Lynch*****            Vice President, Chief Financial and
                              Administrative Officer, and Director

C. Gary Shimmin*****          Vice President

Michael McMath*****           Senior Vice President and Director

Frederick J. Cranford***      Vice President and Treasurer

Cynthia A. Rose*              Secretary

Susan G. Schildt*****         Senior Vice President and Director

* Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, Indiana 46802-2706.

** Principal business address of each person is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.

*** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

***** Principal business address of each person is 350 Church Street, Hartford, CT 06103

****** Principal business address of each person is 18383 Preston Road, Suite
       230, Dallas, TX 75252-5499


Name of                                     Net Underwriting
Principal                                   Discounts and     Compensation   Brokerage
Underwriter                                 Commissions       on Redemption  Commissions  Compensation
-----------                                 ----------------  -------------  -----------  ------------
Lincoln Financial Advisors Corporation            None             None         None       3,319,787

Item 30.  Location of Accounts and Records

Exhibit 15(b) is hereby expressly incorporated herein by this reference.

Item 31.  Management Services

None

Item 32.  Undertakings and Representations

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.


(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


(d) The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-(4) thereof.

(e) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

                                   SIGNATURES


(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Syracuse, and the State of New York on this 17th day of April, 2001.


                              Lincoln Life & Annuity Variable Annuity Account L Group Variable Annuity
                                 (Registrant)


                              By: /s/ Lorry J. Stensrud
                                  ------------------------------
                                  Lorry J. Stensrud, President


                                  Lincoln Life & Annuity Company of New York
                                      (Depositor)


                              By: /s/ Lorry J. Stensrud
                                  ------------------------------
                                   Lorry J. Stensrud, President


(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                         Title                               Date
---------                         -----                               -----

/s/ Lorry J. Stensrud
------------------------       President and                     April 17, 2001
Lorry J. Stensrud              Director (Principal
                               Executive Officer)

/s/ Janet Chrzan
------------------------       Second Vice President and         April 17, 2001
Janet Chrzan                   Chief Financial Officer
                               (Principal Financial Officer
                               and Principal Accounting
                               Officer)


------------------------       Director                          April __, 2001
 J. Patrick Barrett

/s/ Robert D. Bond
------------------------       Director                          April 17, 2001
Robert D. Bond

/s/ Jon A. Boscia
------------------------       Director                          April 17, 2001
Jon A. Boscia

/s/ John H. Gotta
------------------------       Director                          April 17, 2001
John H. Gotta

/s/ Barbara S. Kowalczyk
------------------------       Director                          April 17, 2001
Barbara S. Kowalczyk


------------------------       Director                          April __, 2001
M. Leanne Lachman

/s/ Louis G. Marcoccia
------------------------       Director                          April 17, 2001
Louis G. Marcoccia

/s/ Gary W. Parker
------------------------       Director                          April 17, 2001
Gary W. Parker

/s/ John M. Pietruski
------------------------       Director                          April 17, 2001
John M. Pietruski

/s/ Ronald J. Ponder
------------------------       Director                          April 17, 2001
Ronald J. Ponder

/s/ Lawrence T. Rowland
------------------------       Director                          April 17, 2001
Lawrence T. Rowland

/s/ Richard C. Vaughan
------------------------       Director                          April 17, 2001
Richard C. Vaughan